As filed with the Securities and Exchange Commission on August 28, 2002


                                             1933 Act Registration No. 333-52965
                                             1940 Act Registration No. 811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                         Pre-Effective Amendment No.       [_]

                       Post-Effective Amendment No.   12   [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 13 [X]


                                UBS MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              AMY R. DOBERMAN, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                     Dechert
                              1775 Eye Street, N.W.

                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:


[_]  Immediately upon filing pursuant to Rule 485(b)
[X]  On August 30, 2002 pursuant to Rule 485(b)
[_]  60 days after filing pursuant to Rule 485(a)(1)

[_]  On _____________ pursuant to Rule 485(a)(1)
[_]  75 days after filing pursuant to Rule 485(a)(2)
[_]  On _____________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund.

[LOGO]

UBS Select Money Market Fund
Prospectus

August 30, 2002


This prospectus offers two classes of money market fund shares. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              ----------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
              ----------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Contents


The Fund
What every investor should know about the fund
    Investment Objective, Strategies and Risks ......... Page 3
    Performance ........................................ Page 4
    Expenses and Fee Tables ............................ Page 5
    More About Risks and Investment Strategies ......... Page 6
Your Investment
Information for managing your fund account
    Managing Your Fund Account ......................... Page 7
    --Buying Shares
    --Selling Shares
    --Exchanging Shares
    --Additional Information About Your Account
    --Pricing and Valuation
Additional Information
Additional important information about the fund
    Management ......................................... Page 12
    Dividends and Taxes ................................ Page 13
    Financial Highlights ............................... Page 14
    Where to learn more about the fund ................. Back Cover


           ----------------------------------------------------------
           The fund is not a complete or balanced investment program.
           ----------------------------------------------------------


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

Maximum current income consistent with liquidity and the preservation of capital.

Principal Investment Strategies

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal Risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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UBS Global Asset Management                                                    3

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Performance

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.


The table that follows the bar chart shows the average annual returns for the fund's shares for the 2001 calendar year and since inception.


The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return on Institutional Shares (1999 is the fund's first full calendar year of operations)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Calendar    Total
  Year     Return
--------   ------
  1999      5.22%
  2000      6.47%
  2001      4.20%


Total return January 1 to June 30, 2002--0.95%
Best quarters during years shown: 3rd and 4th quarter, 2000--1.66% Worst quarter during years shown: 4th quarter, 2001--0.63%


Average Annual Total Returns

as of December 31, 2001



                          Institutional Shares     Financial Intermediary Shares
                                (8/10/98)                   (12/29/98)*
                          --------------------     -----------------------------
One Year ..............             4.20%                      N/A
Life of Class .........             5.32%                      N/A


------------
* Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Transaction Expenses
(fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price) .....................   None
Maximum Deferred Sales Charge (Load)
(as a % of offering price) .....................   None

Annual Fund Operating Expenses*
(expenses that are deducted from fund assets)

                                                                          Financial Intermediary
                                                    Institutional Shares         Shares
                                                    --------------------- ---------------------
Management Fees ...................................                0.18%                 0.18%
Distribution and/or Service (12b-1) Fees ..........                0.00%                 0.00%
Other Expenses ....................................
 Shareholder Servicing Fee ........................ 0.00%                 0.25%
 Miscellaneous Expenses ........................... 0.00%                 0.00%
                                                    ----                  ----
                                                                   0.00%                 0.25%
                                                                   ----                  ----
Total Annual Fund Operating Expenses ..............                0.18%                 0.43%
                                                                   ====                  ====

------------
* UBS Global AM has agreed to waive 0.01% of its management fee from September 1, 2002 through February 28, 2003 so that the effective total fund operating expenses during that period will be 0.17% for Institutional shares and 0.42% for Financial Intermediary shares.


Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               1 year     3 years     5 years     10 years
                                              --------   ---------   ---------   ---------
   Institutional shares ...................      $18        $ 58        $101        $230
   Financial Intermediary shares ..........       44         138         241         542


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Select Money Market Fund
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

Principal Risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


Additional Risk


Structured Security Risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


Additional Information About Investment Strategies

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Managing Your Fund Account


Buying Shares
-------------

The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares-- Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may buy Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of the fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.


o You may buy Financial Intermediary shares only if you are a financial intermediary (e.g., a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.


Unless you specify otherwise, the fund will treat all purchase orders as orders for Institutional shares.


You may buy fund shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.

You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM, a financial intermediary or by calling toll-free 1-888-547 FUND.


You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and UBS Global AM are open for business.

Orders to buy shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Select Money Market Fund
--------------------------------------------------------------------------------


The fund reserves the right to advance the time by which orders to buy or sell its shares must be received by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") (formerly known as the Public Securities Association) recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether the fund intends to close early on a given day.


The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.

Wire Instructions:

Instruct your bank to transfer federal funds by wire to:


To:      PNC Bank,
         Philadelphia, PA
         ABA #0310-0005-3
BNF:     Mutual Fund Services A/C 8614973575
Re:      Purchase shares of UBS Select Money
         Market Fund
FFC:     (Name of Account and Account Number)


A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum Investments:

To open an account ...........   $10,000,000
To add to an account .........   $   100,000

UBS Global AM may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.


If your account balance has fallen below $10,000,000, your purchase order to add to the account will be accepted only if the account balance will be at least $10,000,000 after that purchase. (UBS Global AM may waive this minimum).


Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or UBS Global AM.

Electronic Trade Entry


The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547 FUND.

Selling Shares
--------------


You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each such intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------


agent at 1-888-547 FUND and speaking with a representative.


Orders to sell fund shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account may not receive the proceeds that day if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.


If you have additional questions on selling shares you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging Shares
-----------------


You may exchange Institutional shares of the fund for Institutional shares of UBS LIR Money Market Fund, UBS LIR Treasury Securities Fund or UBS LIR Government Securities Fund. You also may exchange Institutional shares of the fund for Select shares of UBS LIR Government Securities Fund. In addition, you may exchange Financial Intermediary shares of the fund for Financial Intermediary shares of UBS LIR Money Market Fund or UBS LIR Treasury Securities Fund. UBS LIR Money Market Fund has a $1,000,000 minimum for initial purchases and no minimum for subsequent purchases. UBS LIR Treasury Securities Fund has a $250,000 minimum for initial purchases and no minimum for subsequent purchases. UBS LIR Government Securities Fund has a $1,000,000 minimum for initial purchases of its Institutional shares and a $10,000,000 minimum for initial purchases of its Select shares and no minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares, although UBS

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.


Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will be invested in the shares of the other fund into which the exchange is made. You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers. You can also place an exchange order by calling the transfer agent at 1-888-547 FUND and speaking with a representative.


Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise, the transfer agent may not be able to effect the exchange.

If the total investment in your account has been less than $10,000,000 for 30 consecutive days, the fund may exchange your shares for shares of UBS LIR Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you in federal funds wired to your designated account.

The fund may modify or terminate the exchange privilege at any time.


Additional Information About Your Account
-----------------------------------------


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

Financial Intermediary Shares. Financial intermediaries through which an investor purchases or holds shares may charge those customers for cash management and other services provided in connection with their account. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. UBS Global AM (not the fund) also may pay fees to entities that make Institutional shares available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------


Pricing and Valuation
---------------------

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.


The fund's net asset value is normally determined three times each business day:

o  noon (Eastern time),

o  2:30 p.m. (Eastern time) and

o  5:00 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day, even though it normally prices its shares more than once each business day.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Management

Investment Advisor

UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's investment advisor, administrator and principal underwriter. UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.


Management Fees


UBS Global AM's contract fee for the management services it provides to the fund is at the annual rate of 0.18% of the fund's average daily net assets. During the fiscal year ended April 30, 2002, UBS Global AM waived part of this fee so that the fund paid management fees to UBS Global AM at the effective annual rate of 0.16% of its average daily net assets.


In exchange for this fee, UBS Global AM has agreed to bear all expenses of the fund other than the management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.


UBS Global AM has agreed to waive 0.01% of its management fees from September 1, 2002 through February 28, 2003, so that the effective management fees during that period will be 0.17% of average daily net assets.


Other Information


The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Select Money Market Fund
--------------------------------------------------------------------------------

Dividends and Taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.


Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares will be lower than dividends on Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wired to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

Taxes


The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until you receive distributions from the account or plan.


The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS Select Money Market Fund
--------------------------------------------------------------------------------


Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on August 10, 1998. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-888-547 FUND.



                                                             Institutional Shares
                                        ---------------------------------------------------------------
                                                     For the Years Ended               For the Period
                                                          April 30,                   August 10, 1998+
                                        --------------------------------------------         to
                                             2002           2001           2000        April 30, 1999
                                        -------------- -------------- -------------- ------------------
Net asset value, beginning of
 period ...............................   $     1.00     $     1.00     $     1.00       $     1.00
                                          ----------     ----------     ----------       ----------
Net investment income .................        0.029          0.062          0.054            0.037
Dividends from net investment
 income ...............................       (0.029)        (0.062)        (0.054)          (0.037)
                                          ----------     ----------     ----------       ----------
Net asset value, end of period ........   $     1.00     $     1.00     $     1.00       $     1.00
                                          ==========     ==========     ==========       ==========
Total investment return(1) ............         2.96%          6.37%          5.54%            3.81%
                                          ==========     ==========     ==========       ==========
Ratios/Supplemental Data:
Net assets, end of period (000's) .....   $7,795,414     $3,385,770     $2,290,822       $1,322,807
Expenses to average net assets,
 net of waivers from advisor ..........         0.16%          0.15%          0.14%            0.07%*
Expenses to average net assets,
 before waivers from advisor ..........         0.18%          0.18%          0.18%            0.18%*
Net investment income to average
 net assets, net of waivers from
 advisor ..............................         2.70%          6.11%          5.48%            5.06%*
Net investment income to average
 net assets, before waivers from
 advisor ..............................         2.68%          6.08%          5.44%            4.95%*

                                            Financial Intermediary Shares(2)
                                        ----------------------------------------
                                           For the Period       For the Period
                                         November 4, 1999++   December 29, 1998+
                                                 to                   to
                                            March 6, 2000      February 9, 1999
                                        -------------------- -------------------
Net asset value, beginning of
 period ...............................       $  1.00            $  1.00
                                              -------            -------
Net investment income .................         0.018              0.006
Dividends from net investment
 income ...............................        (0.018)            (0.006)
                                              -------            -------
Net asset value, end of period ........       $  1.00            $  1.00
                                              =======            =======
Total investment return(1).............          1.84%              0.57%
                                              =======            =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .....       $    --            $    --
Expenses to average net assets,
 net of waivers from advisor ..........          0.40%*             0.32%*
Expenses to average net assets,
 before waivers from advisor ..........          0.43%*             0.43%*
Net investment income to average
 net assets, net of waivers from
 advisor ..............................          5.11%*             4.81%*
Net investment income to average
 net assets, before waivers from
 advisor ..............................          5.08%*             4.70%*



------------
 + Issuance of shares.
++ Reissuance of shares.
*  Annualized.
(1)Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)At March 6, 2000 and February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at $1.00 per share.


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

Ticker Symbol: Institutional Shares: SELXX


If you want more information about the fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-547 FUND.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


o Free from the EDGAR Database on the SEC's Internet website at http://www.sec.gov.


UBS Money Series
-- UBS Select Money Market Fund
Investment Company Act File No. 811-8767

(C)2002 UBS Global Asset Management (US) Inc.

All rights reserved.

S629


[LOGO]

UBS Select
Money Market Fund
Prospectus


August 30, 2002

[LOGO]

UBS Cash Reserves Fund
Prospectus

August 30, 2002


This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS PaineWebber ACCESS(SM) program, but only if UBS Global Asset Management (US) Inc. or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              ----------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
              ----------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Contents


The Fund
What every investor should know about the fund
    Investment Objective, Strategies and Risks ......... Page 3
    Performance ........................................ Page 4
    Expenses and Fee Tables ............................ Page 5
    More About Risks and Investment Strategies ......... Page 6

Your Investment
Information for managing your fund account
    Managing Your Fund Account ......................... Page 7
    --Buying Shares
    --Selling Shares
    --Additional Information About Your Account
    --Pricing and Valuation

Additional Information
Additional important information about the fund
    Management ......................................... Page 9
    Dividends and Taxes ................................ Page 10
    Financial Highlights ............................... Page 11
    Where to learn more about the fund ................. Back Cover


           ----------------------------------------------------------
           The fund is not a complete or balanced investment program.
           ----------------------------------------------------------


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal Risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Performance

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund's performance for the fund's first full calendar year.

The table that follows the bar chart shows the average annual return for the fund's shares for the 2001 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return (2001 is the fund's first full calendar year of operation)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


Calendar    Total
  Year     Return
--------   ------
  2001      3.90%

Total return January 1 to June 30, 2002--0.77%

Best quarter during year shown: 1st quarter, 2001--1.35%
Worst quarter during year shown: 4th quarter, 2001--0.56%

Average Annual Total Returns
as of December 31, 2001

(Inception Date)           (2/14/00)
-----------------------   ----------
One Year ..............       3.90%
Life of Fund ..........       4.97%

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses

(fees paid directly from your investment when you buy or sell fund shares)



Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price) .....................               None
Maximum Deferred Sales Charge (Load)
(as a % of offering price) .....................               None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Management Fees ........................................       0.33%
Distribution and/or Service (12b-1) Fees ...............       None
Other Expenses .........................................       0.28%
                                                              -----
Total Annual Fund Operating Expenses ...................       0.61%
                                                              =====
Expense Reimbursements/Management Fee Waivers* .........       0.14%
                                                              -----
Net Expenses* ..........................................       0.47%
                                                              =====


------------
* The fund and UBS Global AM have entered into a written expense reimbursement/management fee waiver agreement. UBS Global AM is contractually obligated to reimburse fund expenses to the extent that the fund's expenses through the end of its first three fiscal years otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 year     3 years     5 years     10 years
       --------   ---------   ---------   ---------
          $48        $181        $326        $749


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

Principal Risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

Additional Risk

Structured Security Risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


Additional Information About Investment Strategies

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Managing Your Fund Account


Buying Shares
-------------
The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS PaineWebber Inc. ("UBS PaineWebber(SM)*") or UBS Global AM. The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your investment professional.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS PaineWebber ACCESS(SM) program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS PaineWebber, UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.

Buying Shares Automatically

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your investment professional to determine if another money market fund is available for your account. (Neither UBS Global AM nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Global AM are open for business.

The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your investment professional for more information about this automatic purchase feature.

---------------------------------
* UBS PaineWebber is a service mark of UBS AG.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Benefit Plans Eligible to Buy Fund Shares


Eligible benefit plans that may buy fund shares include:

o individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
  IRAs);

o simplified employee pension plans;

o cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

o profit sharing plans;

o money purchase plans;

o defined benefit plans;

o target benefit plans;

o church plans;

o government plans; and

o self-employed plans (i.e., "Keoghs").


Other benefit plans may be eligible to buy fund shares. Contact your investment professional for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

Selling Shares
--------------

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Additional Information About Your Account
-----------------------------------------

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

Pricing and Valuation
---------------------


The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Management


Investment Advisor

UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's investment advisor, administrator and principal underwriter. UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.


Advisory Fees


The fund paid advisory and administrative fees to UBS Global AM for the fiscal year ended April 30, 2002 at the effective annual rate of 0.29% of its average net assets because UBS Global AM has agreed to waive 0.04% of its management fee through the end of the fund's first three fiscal years. Absent this waiver, the fund would have paid UBS Global AM at the annual contract rate of 0.33% of its average net assets.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Dividends and Taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.


Taxes

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.


Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:


o reaches age 59-1/2;

o becomes permanently disabled; or

o for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.


You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70-1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Financial Highlights


The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.



                                                                        For the Years Ended          For the Period
                                                                             April 30,             February 14, 2000+
                                                                    ---------------------------            to
                                                                        2002           2001          April 30, 2000
                                                                    ------------   ------------   -------------------
Net asset value, beginning of period ............................     $   1.00       $   1.00           $   1.00
                                                                      --------       --------           --------
Net investment income ...........................................        0.026          0.059              0.012
Dividends from net investment income ............................       (0.026)        (0.059)            (0.012)
                                                                      --------       --------           --------
Net asset value, end of period ..................................     $   1.00       $   1.00           $   1.00
                                                                      ========       ========           ========
Total investment return(1) ......................................         2.66%          6.01%              1.18%
                                                                      ========       ========           ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...............................     $393,966       $349,830           $270,406
Expenses to average net assets, net of fee waivers/reimbursements
 from advisor ...................................................         0.47%          0.47%              0.47%*
Expenses to average net assets, before fee waivers/reimbursements
 from advisor ...................................................         0.61%          0.54%              0.53%*
Net investment income to average net assets, net of fee waivers/
 reimbursements from advisor ....................................         2.61%          5.80%              5.57%*
Net investment income to average net assets, before fee waivers/
 reimbursements from advisor ....................................         2.47%          5.73%              5.51%*



------------
+  Commencement of operations.
*  Annualized.
(1)Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

If you want more information about the fund, the following documents are available free upon request:


Annual/Semi-Annual Reports

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


o Free from the EDGAR Database on the SEC's Internet website at:
   http://www.sec.gov.


UBS Money Series
-- UBS Cash Reserves Fund
Investment Company Act File No. 811-8767

(C) 2002 UBS Global Asset Management (US) Inc.
All rights reserved.

I-449


[LOGO]

UBS Cash
Reserves Fund
Prospectus


August 30, 2002

[LOGO]

UBS Liquid Assets Fund
Prospectus

August 30, 2002


This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS PaineWebber or Correspondent Services Corporation investment programs and that have arrangements with UBS Global Asset Management (US) Inc. or an affiliate to serve as investment manager for the client or investment program.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              ----------------------------------------------------
              Not FDIC insured. May lose value. No bank guarantee.
              ----------------------------------------------------

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Contents


The Fund
What every investor should know about the fund
    Investment Objective, Strategies and Risks ......... Page 3
    Performance ........................................ Page 4
    Expenses and Fee Tables ............................ Page 5
    More About Risks and Investment Strategies ......... Page 6
Your Investment
Information for managing your fund account
    Managing Your Fund Account ......................... Page 7
    --Buying Shares
    --Selling Shares
    --Additional Information About Your Account
    --Pricing and Valuation
Additional Information
Additional important information about the fund
    Management ......................................... Page 10
    Dividends and Taxes ................................ Page 11
    Financial Highlights ............................... Page 12
    Where to learn more about the fund ................. Back Cover


          ----------------------------------------------------------
          The fund is not a complete or balanced investment program.
          ----------------------------------------------------------


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal Risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Performance

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund's performance for the fund's first full calendar year.

The table that follows the bar chart shows the average annual return for the fund's shares for the 2001 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return (2001 is the fund's first full calendar year of operation)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Calendar    Total
  Year     Return
--------   ------
  2001      4.21%


Total return January 1 to June 30, 2002--0.95%

Best quarter during year shown: 1st quarter, 2001--1.42%
Worst quarter during year shown: 4th quarter, 2001--0.65%

Average Annual Total Returns
as of December 31, 2001

(Inception Date)           (2/14/00)
-----------------------   ----------
One Year ..............       4.21%
Life of Fund ..........       5.28%


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses

(fees paid directly from your investment when you buy or sell fund shares)



Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price) .......................       None
Maximum Deferred Sales Charge (Load)
(as a % of offering price) .......................       None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Management Fees* .................................       0.03%
Distribution and/or Service (12b-1) Fees .........       None
Other Expenses ...................................       0.17%
                                                        -----
Total Annual Fund Operating Expenses .............       0.20%
                                                        =====


------------

* The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." UBS Global AM has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.17%. UBS Global AM may terminate this voluntary waiver at any time in the future.


Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
$17           $61         $110        $252



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

Principal Risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

Additional Risk

Structured Security Risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


Additional Information About Investment Strategies

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Managing Your Fund Account

Buying Shares
-------------

The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), UBS Global AM or certain other financial services firms. The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your investment professional.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS PaineWebber or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include:

o UBS PaineWebber ACCESS(SM);

o UBS PaineWebber Managed Account Consulting (MAC) Wrap;

o UBS PaineWebber Portfolio Management Program (PMP);

o UBS PaineWebber SELECTIONS(SM); and

o CSChoice(SM).

The fund may be made available to other programs in the future.

The fund is designed primarily for eligible benefit plans that participate in these programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS PaineWebber, UBS Global AM or an affiliate exercises investment discretion with respect to account assets).

Buying Shares Automatically

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your investment professional to determine if another money market fund is available for your account. (Neither your investment professional, UBS Global AM, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is

-------------------------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

any day that the Boston offices of the fund's custodian and the New York City offices of UBS Global AM are open for business.

The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your investment professional for more information about this automatic purchase feature.

Benefit Plans Eligible to Buy Fund Shares


Eligible benefit plans that may buy fund shares include:

o individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
  IRAs);

o simplified employee pension plans;

o cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

o profit sharing plans;

o money purchase plans;

o defined benefit plans;

o target benefit plans;

o church plans;

o government plans; and

o self-employed plans (i.e., "Keoghs").


Other benefit plans may be eligible to buy fund shares. Contact your investment professional for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

Selling Shares
--------------

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Additional Information About Your Account
-----------------------------------------

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Pricing and Valuation
---------------------


The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m. Eastern time.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Management


Investment Advisor

UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's investment advisor, administrator and principal underwriter. UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.


Advisory Fees


The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2002, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid UBS Global AM advisory and administrative fees at the effective annual rate of 0.03% of its average net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund's business affairs. UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM's costs include the following:
(i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code;
(v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Dividends and Taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.


Taxes

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.


Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:


o reaches age 59-1/2;

o becomes permanently disabled; or

o for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.


You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70-1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Financial Highlights


The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.



                                                                                           For the
                                                                                         Years Ended           For the Period
                                                                                          April 30,          February 14, 2000+
                                                                                  -------------------------          to
                                                                                      2002         2001        April 30, 2000
                                                                                  ------------ ------------ -------------------
Net asset value, beginning of period ............................................   $   1.00     $   1.00         $   1.00
                                                                                    --------     --------         --------
Net investment income ...........................................................      0.029        0.061            0.012
Dividends from net investment income ............................................     (0.029)      (0.061)          (0.012)
                                                                                    --------     --------         --------
Net asset value, end of period ..................................................   $   1.00     $   1.00         $   1.00
                                                                                    ========     ========         ========
Total investment return(1).......................................................       2.98%        6.32%            1.24%
                                                                                    ========     ========         ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...............................................   $368,936     $444,417         $326,125
Expenses to average net assets, net of fee waivers from advisor .................      0.17%        0.19%             0.17%*
Expenses to average net assets, before fee waivers from advisor .................      0.20%        0.22%             0.20%*
Net investment income to average net assets, net of fee waivers from advisor ....      2.96%        6.11%             5.89%*
Net investment income to average net assets, before fee waivers from advisor ....      2.93%        6.08%             5.86%*



------------
+  Commencement of operations.
*  Annualized.
(1)Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

If you want more information about the fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


o Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.


UBS Money Series
-- UBS Liquid Assets Fund
Investment Company Act File No. 811-8767

(C) 2002 UBS Global Asset Management (US) Inc. All rights reserved.

I-450


[LOGO]

UBS Liquid Assets Fund
Prospectus


August 30, 2002

                         UBS Select Money Market Fund

                              51 West 52nd Street
                         New York, New York 10019-6114

                           -------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


     UBS Select Money Market Fund is a professionally managed money market fund. The fund is a diversified series of UBS Money Series ("Trust"), an open-end investment company.

     The fund's investment advisor, administrator and principal underwriter is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG.

     Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-888-547 FUND.

     This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated August 30, 2002. A copy of the fund's Prospectus may be obtained by calling your investment professional or by calling toll-free 1-888-547 FUND. Customers of banks and other financial intermediaries that purchase the Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. The Prospectus contains more complete information about the fund. You should read it carefully before investing.

     This SAI is dated August 30, 2002.


                               TABLE OF CONTENTS


                                                                                        Page
                                                                                        ----
   The Fund and Its Investment Policies .............................................     2
   The Fund's Investments, Related Risks and Limitations ............................     2
   Organization of the Trust; Trustees and Officers; Principal Holders and
    Management Ownership of Securities ..............................................     9
   Investment Advisory, Administration and Principal Underwriting Arrangements ......    20
   Portfolio Transactions ...........................................................    22
   Additional Information Regarding Redemptions; Financial Institutions .............    23
   Valuation of Shares ..............................................................    24
   Performance Information ..........................................................    24
   Taxes ............................................................................    26
   Other Information ................................................................    26
   Financial Statements .............................................................    27

                     THE FUND AND ITS INVESTMENT POLICIES


     The fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

     The fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements and (6) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


     The fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.


     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33-1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

             THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.


     Yields and Credit Ratings of Money Market Instruments. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


     U.S. Government Securities. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     Commercial Paper and Other Short-Term Obligations. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     Asset-Backed Securities. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."


     Variable and Floating Rate Securities and Demand Instruments. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     Auction Rate and Remarketed Preferred Stock. The fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."


     Variable Amount Master Demand Notes. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.


     Funding Agreements and Guaranteed Investment Contracts. The fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or its separate account. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and may provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements" and "--Illiquid Securities."

     Investing in Foreign Securities. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund's investments in securities issued by U.S. finance subsidiaries of foreign banks may involve similar risks to the extent that a foreign bank is deemed to support its U.S. finance subsidiary.


     Credit and Liquidity Enhancements. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.


     Illiquid Securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.


     Repurchase Agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.


     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


     Counterparties. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


     When-Issued and Delayed Delivery Securities. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Fund's Investment, Related Risks and Limitations--Segregated Accounts."

     Investments in Other Investment Companies. The fund may invest in securities of other money market funds and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments,
(2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Fund's Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock.

     Lending of Portfolio Securities. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber and other affiliated broker-dealers have acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the fund's securities lending program.

     Segregated Accounts. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.


Investment Limitations of the Fund

     Fundamental Limitations. The following investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of
Section 18 of the Investment Company Act.

     The fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.


     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic banking (including U.S. finance subsidiaries of foreign banks) and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

------------
* UBS PaineWebber is a service mark of UBS AG.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3 % of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     The fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     The Trust was organized on April 29, 1998 as a business trust under the laws of Delaware and currently has five operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

     The Trust is governed by a board of trustees, which oversees the fund's operations and which is authorized to establish additional series. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with the fund, the length of time served as a trustee or officer of the fund, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

INTERESTED TRUSTEES




                                                 Term of
                                Position(s)    Office and
                                 Held with      Length of
Name, Address, and Age             Trust      Time Served+
----------------------------- -------------- --------------
Margo N. Alexander*++; 55         Trustee    Since 1998

E. Garrett Bewkes, Jr.**++;     Trustee and  Since 1998
75                              Chairman of
                               the Board of
                                 Trustees

                                                                            Number of
                                          Principal                       Portfolios in                    Other
                                        Occupation(s)                     Fund Complex                 Directorships
Name, Address, and Age               During Past 5 Years               Overseen by Trustee            Held by Trustee
----------------------------- -------------------------------- ---------------------------------- -----------------------
Margo N. Alexander*++; 55     Mrs. Alexander is an executive   Mrs. Alexander is a director or    None
                              vice president of UBS            trustee of 22 investment
                              PaineWebber (since March         companies (consisting of 43
                              1984). She was chief executive   portfolios) for which UBS
                              officer of UBS Global AM from    Global AM, UBS PaineWebber
                              January 1995 to October 2000,    or one of their affiliates serves
                              a director (from January 1995    as investment advisor, sub-
                              to September 2001) and           advisor or manager.
                              chairman (from March 1999 to
                              September 2001).

E. Garrett Bewkes, Jr.**++;   Mr. Bewkes serves as a           Mr. Bewkes is a director or        Mr. Bewkes is also a
75                            consultant to UBS PaineWebber    trustee of 35 investment           director of Interstate
                              (since May 1999). Prior to       companies (consisting of 56        Bakeries Corporation.
                              November 2000, he was a          portfolios) for which UBS
                              director of Paine Webber Group   Global AM, UBS PaineWebber
                              Inc. ("PW Group," formerly the   or one of their affiliates serves
                              holding company of UBS           as investment advisor, sub-
                              PaineWebber and UBS Global       advisor or manager.
                              AM) and prior to 1996, he was
                              a consultant to PW Group. Prior
                              to 1988, he was chairman of the
                              board, president and chief
                              executive officer of American
                              Bakeries Company.

INDEPENDENT TRUSTEES



                                             Term of
                            Position(s)    Office and
                             Held with      Length of
Name, Address, and Age         Trust      Time Served+
-------------------------- ------------- --------------
Richard Q. Armstrong; 67      Trustee    Since 1998
R.Q.A. Enterprises
One Old Church Road -
Unit # 6
Greenwich, CT 06830

David J. Beaubien; 67         Trustee    Since 2001
101 Industrial Road
Turners Falls, MA 01376

                                                                           Number of
                                        Principal                        Portfolios in                     Other
                                      Occupation(s)                       Fund Complex                 Directorships
Name, Address, and Age             During Past 5 Years                Overseen by Trustee             Held by Trustee
-------------------------- ---------------------------------- ----------------------------------- -----------------------
Richard Q. Armstrong; 67   Mr. Armstrong is chairman and      Mr. Armstrong is a director or      Mr. Armstrong is also
R.Q.A. Enterprises         principal of R.Q.A. Enterprises    trustee of 22 investment            a director of AlFresh
One Old Church Road -      (management consulting firm)       companies (consisting of 43         Beverages Canada,
Unit # 6                   (since April 1991 and principal    portfolios) for which UBS           Inc. (a Canadian
Greenwich, CT 06830        occupation since March 1995).      Global AM, UBS PaineWebber          Beverage subsidiary
                           Mr. Armstrong was chairman of      or one of their affiliates serves   of AlFresh Foods
                           the board, chief executive         as investment advisor, sub-         Inc.) (since October
                           officer and co-owner of            advisor or manager.                 2000).
                           Adirondack Beverages
                           (producer and distributor of soft
                           drinks and sparkling/still
                           waters) (October 1993-March
                           1995). He was a partner of The
                           New England Consulting Group
                           (management consulting firm)
                           (December 1992-September
                           1993). He was managing
                           director of LVMH U.S.
                           Corporation (U.S. subsidiary of
                           the French luxury goods
                           conglomerate, Louis Vuitton
                           Moet Hennessey Corporation)
                           (1987-1991) and chairman of its
                           wine and spirits subsidiary,
                           Schieffelin & Somerset
                           Company (1987-1991).

David J. Beaubien; 67      Mr. Beaubien is chairman of        Mr. Beaubien is a director or       Mr. Beaubien is also a
101 Industrial Road        Yankee Environmental Systems,      trustee of 22 investment            director of IEC
Turners Falls, MA 01376    Inc., a manufacturer of            companies (consisting of 43         Electronics, Inc., a
                           meteorological measuring           portfolios) for which UBS           manufacturer of
                           systems. Prior to January 1991,    Global AM, UBS PaineWebber          electronic assemblies.
                           he was senior vice president of    or one of their affiliates serves
                           EG&G, Inc., a company which        as investment advisor, sub-
                           makes and provides a variety of    advisor or manager.
                           scientific and technically
                           oriented products and services.
                           From 1985 to January 1995,
                           Mr. Beaubien served as a
                           director or trustee on the boards
                           of the Kidder, Peabody & Co.
                           Incorporated mutual funds.

                                                 Term of
                                Position(s)    Office and
                                 Held with      Length of
Name, Address, and Age             Trust      Time Served+
------------------------------ ------------- --------------
Richard R. Burt; 55               Trustee    Since 1998
1275 Pennsylvania Ave., N.W.
Washington, D.C. 20004

Meyer Feldberg; 60                Trustee    Since 1998
Columbia University
101 Uris Hall
New York, New York 10027

George W. Gowen; 72               Trustee    Since 1998
666 Third Avenue
New York, New York 10017

                                                                                Number of
                                            Principal                         Portfolios in                      Other
                                          Occupation(s)                        Fund Complex                  Directorships
Name, Address, and Age                 During Past 5 Years                 Overseen by Trustee              Held by Trustee
------------------------------ ----------------------------------- ----------------------------------- ------------------------
Richard R. Burt; 55            Mr. Burt is chairman of             Mr. Burt is a director or trustee   Mr. Burt is also a
1275 Pennsylvania Ave., N.W.   Diligence LLC (international        of 22 investment companies          director of Archer-
Washington, D.C. 20004         information and security firm)      (consisting of 43 portfolios) for   Daniels-Midland
                               and IEP Advisors (international     which UBS Global AM, UBS            Company (agricultural
                               investments and consulting          PaineWebber or one of their         commodities),
                               firm). He was the chief             affiliates serves as investment     Hollinger International
                               negotiator in the Strategic Arms    advisor, sub-advisor or manager.    Company
                               Reduction Talks with the former                                         (publishing), six
                               Soviet Union (1989-1991) and                                            investment companies
                               the U.S. Ambassador to the                                              in the Deutsche Bank
                               Federal Republic of Germany                                             family of funds, nine
                               (1985-1989). From 1991 -                                                investment companies
                               1994, he served as a partner of                                         in the Flag Investors
                               McKinsey & Company                                                      family of funds, The
                               (management consulting firm).                                           Central European
                                                                                                       Fund, Inc. and The
                                                                                                       Germany Fund, Inc., a
                                                                                                       director of IGT, Inc.
                                                                                                       (provides technology
                                                                                                       to gaming and
                                                                                                       wagering industry)
                                                                                                       (since July 1999) and
                                                                                                       chairman of Weirton
                                                                                                       Steel Corp. (makes
                                                                                                       and finishes steel
                                                                                                       products) (since April
                                                                                                       1996).

Meyer Feldberg; 60             Mr. Feldberg is Dean and            Dean Feldberg is a director or      Dean Feldberg is also
Columbia University            Professor of Management of the      trustee of 35 investment            a director of Primedia
101 Uris Hall                  Graduate School of Business,        companies (consisting of 56         Inc. (publishing),
New York, New York 10027       Columbia University. Prior to       portfolios) for which UBS           Federated Department
                               1989, he was president of the       Global AM, UBS PaineWebber          Stores, Inc. (operator
                               Illinois Institute of Technology.   or one of their affiliates serves   of department stores),
                                                                   as investment advisor, sub-         Revlon, Inc.
                                                                   advisor or manager.                 (cosmetics), Select
                                                                                                       Medical Inc.
                                                                                                       (healthcare services),
                                                                                                       and SAPPI, Ltd.
                                                                                                       (producer of paper).

George W. Gowen; 72            Mr. Gowen is a partner in the       Mr. Gowen is a director or          None
666 Third Avenue               law firm of Dunnington,             trustee of 35 investment
New York, New York 10017       Bartholow & Miller. Prior to        companies (consisting of 56
                               May 1994, he was a partner in       portfolios) for which UBS
                               the law firm of Fryer, Ross &       Global AM, UBS PaineWebber
                               Gowen.                              or one of their affiliates serves
                                                                   as investment advisor, sub-
                                                                   advisor or manager.

                                                  Term of
                                 Position(s)    Office and
                                  Held with      Length of
Name, Address, and Age              Trust      Time Served+
------------------------------- ------------- --------------
William W. Hewitt, Jr.***; 74      Trustee    Since 2001
c/o UBS Global Asset
Management (US) Inc.
51 West 52nd Street
New York, New York
10019-6114

Morton L. Janklow; 72              Trustee    Since 2001
445 Park Avenue
New York, New York 10022

Frederic V. Malek; 65              Trustee    Since 1998
1455 Pennsylvania
Avenue, N.W.
Suite 350
Washington, D.C. 20004

                                                                                Number of
                                             Principal                        Portfolios in                      Other
                                           Occupation(s)                       Fund Complex                  Directorships
Name, Address, and Age                  During Past 5 Years                Overseen by Trustee              Held by Trustee
------------------------------- ---------------------------------- ----------------------------------- ------------------------
William W. Hewitt, Jr.***; 74   Mr. Hewitt is retired. From        Mr. Hewitt is a director or         Mr. Hewitt is also a
c/o UBS Global Asset            1990 to January 1995, Mr.          trustee of 22 investment            director or trustee of
Management (US) Inc.            Hewitt served as a director or     companies (consisting of 43         Guardian Life
51 West 52nd Street             trustee on the boards of the       portfolios) for which UBS           Insurance Company
New York, New York              Kidder, Peabody & Co.              Global AM, UBS PaineWebber          mutual funds.
10019-6114                      Incorporated mutual funds.         or one of their affiliates serves
                                From 1986-1988, he was an          as investment advisor, sub-
                                executive vice president and       advisor or manager.
                                director of mutual funds,
                                insurance and trust services of
                                Shearson Lehman Brothers Inc.
                                From 1976-1986, he was
                                president of Merrill Lynch
                                Funds Distributor, Inc.

Morton L. Janklow; 72           Mr. Janklow is senior partner of   Mr. Janklow is a director or        None
445 Park Avenue                 Janklow & Nesbit Associates,       trustee of 22 investment
New York, New York 10022        an international literary agency   companies (consisting of 43
                                representing leading authors in    portfolios) for which UBS
                                their relationships with           Global AM, UBS PaineWebber
                                publishers and motion picture,     or one of their affiliates serves
                                television and multi-media         as investment advisor, sub-
                                companies, and of counsel to       advisor or manager.
                                the law firm of Janklow &
                                Ashley.

Frederic V. Malek; 65           Mr. Malek is chairman of           Mr. Malek is a director or          Mr. Malek is also a
1455 Pennsylvania               Thayer Capital Partners            trustee of 22 investment            director of Aegis
Avenue, N.W.                    (merchant bank) and chairman       companies (consisting of 43         Communications, Inc.
Suite 350                       of Thayer Hotel Investors III,     portfolios) for which UBS           (tele-services),
Washington, D.C. 20004          Thayer Hotel Investors II and      Global AM, UBS PaineWebber          American
                                Lodging Opportunities Fund         or one of their affiliates serves   Management Systems,
                                (hotel investment partnerships).   as investment advisor, sub-         Inc. (management
                                From January 1992 to               advisor or manager.                 consulting and
                                November 1992, he was                                                  computer related
                                campaign manager of Bush-                                              services), Automatic
                                Quayle '92. From 1990 to 1992,                                         Data Processing, Inc.
                                he was vice chairman and, from                                         (computing services),
                                1989 to 1990, he was president                                         CB Richard Ellis, Inc.
                                of Northwest Airlines Inc. and                                         (real estate services),
                                NWA Inc. (holding company of                                           FPL Group, Inc.
                                Northwest Airlines Inc.). Prior                                        (electric services),
                                to 1989, he was employed by                                            Manor Care, Inc.
                                the Marriott Corporation                                               (health care), and
                                (hotels, restaurants, airline                                          Northwest Airlines
                                catering and contract feeding),                                        Inc.
                                where he most recently was an
                                executive vice president and
                                president of Marriott Hotels and
                                Resorts.

                                                Term of
                               Position(s)    Office and
                                Held with      Length of
Name, Address, and Age            Trust      Time Served+
----------------------------- ------------- --------------
Carl W. Schafer; 66              Trustee    Since 1998
66 Witherspoon Street #1100
Princeton, NJ 08542

William D. White; 68             Trustee    Since 2001
P.O. Box 199
Upper Black Eddy, PA
18972

                                                                               Number of
                                           Principal                         Portfolios in                     Other
                                         Occupation(s)                        Fund Complex                 Directorships
Name, Address, and Age                During Past 5 Years                 Overseen by Trustee             Held by Trustee
----------------------------- ----------------------------------- ----------------------------------- ----------------------
Carl W. Schafer; 66           Mr. Schafer is president of the     Mr. Schafer is a director or        Mr. Schafer is also a
66 Witherspoon Street #1100   Atlantic Foundation (charitable     trustee of 22 investment            director of Labor
Princeton, NJ 08542           foundation). Prior to January       companies (consisting of 43         Ready, Inc.
                              1993, he was chairman of the        portfolios) for which UBS           (temporary
                              Investment Advisory Committee       Global AM, UBS PaineWebber          employment),
                              of the Howard Hughes Medical        or one of their affiliates serves   Roadway Corp.
                              Institute.                          as investment advisor, sub-         (trucking),
                                                                  advisor or manager.                 Guardian Life
                                                                                                      Insurance Company
                                                                                                      mutual funds, the
                                                                                                      Harding, Loevner
                                                                                                      Funds, E.I.I. Realty
                                                                                                      Securities Trust
                                                                                                      (investment company)
                                                                                                      and Frontier Oil
                                                                                                      Corporation.

William D. White; 68          Mr. White is retired. From          Mr. White is a director or          None
P.O. Box 199                  February 1989 through March         trustee of 22 investment
Upper Black Eddy, PA          1994, he was president of the       companies (consisting of 43
18972                         National League of Professional     portfolios) for which UBS
                              Baseball Clubs. Prior to 1989, he   Global AM, UBS PaineWebber
                              was a television sportscaster for   or one of their affiliates serves
                              WPIX-TV, New York. Mr. White        as investment advisor, sub-
                              served on the Board of Directors    advisor or manager.
                              of Centel from 1989 to 1993 and
                              until recently on the board of
                              directors of Jefferson Banks
                              Incorporated, Philadelphia, PA.



----------
* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, New York 10019-6028.
** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
*** Address for mailing purposes only.
+   Each trustee holds office for an indefinite term.
++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

                                   OFFICERS



                                                           Term of Office  Principal Occupation(s) During Past 5 Years;
                                                            and Length of  Number of Portfolios in Fund Complex for
Name, Address, and Age   Position(s) Held with the Trust    Time Served+   Which Person Serves as Officer
------------------------ -------------------------------- ---------------- ------------------------------------------------------
Debbie Baggett*; 43               Vice President          Since 1999       Ms. Baggett is a director and portfolio manager of
                                                                           UBS Global AM. Ms. Baggett is a vice president of
                                                                           four investment companies (consisting of nine
                                                                           portfolios) for which UBS Global AM, UBS
                                                                           PaineWebber or one of their affiliates serves as
                                                                           investment advisor, sub-advisor or manager.

Thomas Disbrow*; 36             Vice President and        Since 2000       Mr. Disbrow is a director and a senior manager of
                                Assistant Treasurer                        the mutual fund finance department of UBS Global
                                                                           AM. Prior to November 1999, he was a vice
                                                                           president of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                           a vice president and assistant treasurer of 22
                                                                           investment companies (consisting of 43 portfolios)
                                                                           for which UBS Global AM, UBS PaineWebber or
                                                                           one of their affiliates serves as investment advisor,
                                                                           sub-advisor or manager.

Amy R. Doberman*; 40            Vice President and        Since 2000       Ms. Doberman is a managing director and general
                                     Secretary                             counsel of UBS Global AM. From December 1997
                                                                           through July 2000, she was general counsel of
                                                                           Aeltus Investment Management, Inc. Prior to
                                                                           working at Aeltus, Ms. Doberman was assistant
                                                                           chief counsel of the SEC's Division of Investment
                                                                           Management. Ms. Doberman is vice president and
                                                                           secretary of UBS Supplementary Trust and a vice
                                                                           president and secretary of 24 investment companies
                                                                           (consisting of 82 portfolios) for which UBS Global
                                                                           AM, UBS Global Asset Management (Americas)
                                                                           Inc. ("UBS Global AM (Americas)"), UBS
                                                                           PaineWebber or one of their affiliates serves as
                                                                           investment advisor, sub-advisor or manager.

Kris L. Dorr*; 38                 Vice President          Since 1998       Ms. Dorr is a director and portfolio manager in the
                                                                           short-term strategies group of UBS Global AM. Ms.
                                                                           Dorr is vice president of one investment company
                                                                           (consisting of five portfolios) for which UBS Global
                                                                           AM, UBS PaineWebber or one of their affiliates
                                                                           serves as investment advisor, sub-advisor or
                                                                           manager.

Stephen P. Fisher*; 43            Vice President          Since 2002       Mr. Fisher is a managing director of UBS Global
                                                                           AM. From October 2000 to February 2001, he was
                                                                           president of Morningstar Investment Services. From
                                                                           May 1999 to October 2000, Mr. Fisher was senior
                                                                           vice president of UBS Global AM. From January
                                                                           1997 to May 1999, Mr. Fisher was a senior vice
                                                                           president of Prudential Investments. Mr. Fisher is a
                                                                           vice president of 22 investment companies
                                                                           (consisting of 43 portfolios) for which UBS Global
                                                                           AM, UBS PaineWebber or one of their affiliates
                                                                           serves as investment advisor, sub-advisor or
                                                                           manager.

                                                           Term of Office  Principal Occupation(s) During Past 5 Years;
                                                           and Length of   Number of Portfolios in Fund Complex for
Name, Address, and Age    Position(s) Held with the Trust   Time Served+   Which Person Serves as Officer
------------------------  ------------------------------- ---------------- ------------------------------------------------------
Elbridge T. Gerry III*; 45        Vice President           Since 1999      Mr. Gerry is a managing director and chief
                                                                           investment officer -- fixed income of UBS Global
                                                                           AM. Mr. Gerry is a vice president of six investment
                                                                           companies (consisting of 11 portfolios) for which
                                                                           UBS Global AM, UBS PaineWebber or one of their
                                                                           affiliates serves as investment advisor, sub-advisor
                                                                           or manager.

David M. Goldenberg*; 36         Vice President and        Since 2002      Mr. Goldenberg is an executive director and deputy
                                 Assistant Secretary                       general counsel of UBS Global AM. From 2000-
                                                                           2002 he was director, legal affairs at Lazard Asset
                                                                           Management. Mr. Goldenberg was global director of
                                                                           compliance for SSB Citi Asset Management Group
                                                                           from 1998-2000. He was associate general counsel
                                                                           at Smith Barney Asset Management from 1996-
                                                                           1998. Prior to working at Smith Barney Asset
                                                                           Management, Mr. Goldenberg was branch chief and
                                                                           senior counsel in the SEC's Division of Investment
                                                                           Management. Mr. Goldenberg is a vice president
                                                                           and assistant secretary of UBS Supplementary Trust
                                                                           and vice president and assistant secretary 24
                                                                           investment companies (consisting of 82 portfolios)
                                                                           for which UBS Global AM, UBS Global AM
                                                                           (Americas), UBS PaineWebber or one of their
                                                                           affiliates serves as investment advisor, sub-advisor
                                                                           or manager.

Kevin J. Mahoney*; 36            Vice President and        Since 1999      Mr. Mahoney is a director and a senior manager of
                                 Assistant Treasurer                       the mutual fund finance department of UBS Global
                                                                           AM. From August 1996 through March 1999, he
                                                                           was the manager of the mutual fund internal control
                                                                           group of Salomon Smith Barney. Mr. Mahoney is a
                                                                           vice president and assistant treasurer of 22
                                                                           investment companies (consisting of 43 portfolios)
                                                                           for which UBS Global AM, UBS PaineWebber or
                                                                           one of their affiliates serves as investment advisor,
                                                                           sub-advisor or manager.

Michael H. Markowitz **; 37        Vice President          Since 1998      Mr. Markowitz is an executive director, portfolio
                                                                           manager and head of U.S. short duration fixed
                                                                           income of UBS Global AM. He is also an executive
                                                                           director and portfolio manager of UBS Global AM
                                                                           (Americas), an affiliate of UBS Global AM. Mr.
                                                                           Markowitz is a vice president of six investment
                                                                           companies (consisting of 26 portfolios) for which
                                                                           UBS Global AM, UBS PaineWebber or one of their
                                                                           affiliates serves as investment advisor, sub-advisor
                                                                           or manager.

Susan P. Ryan*; 42                 Vice President          Since 1999      Ms. Ryan is an executive director and a portfolio
                                                                           manager of UBS Global AM. Ms. Ryan is a vice
                                                                           president of five investment companies (consisting
                                                                           of 13 portfolios) for which UBS Global AM, UBS
                                                                           PaineWebber or one of their affiliates serves as
                                                                           investment advisor, sub-advisor or manager.

                                                          Term of Office  Principal Occupation(s) During Past 5 Years;
                                                          and Length of   Number of Portfolios in Fund Complex for
Name, Address, and Age   Position(s) Held with the Trust   Time Served+   Which Person Serves as Officer
------------------------ -------------------------------- --------------- ------------------------------------------------------
Robert Sabatino**; 28             Vice President          Since 2001      Mr. Sabatino is a director and a portfolio manager
                                                                          of UBS Global AM in the short duration fixed income
                                                                          group (since October 2001). From 1995 to 2001 he was
                                                                          a portfolio manager at Merrill Lynch Investment
                                                                          Managers responsible for the management of several
                                                                          retail and institutional money market funds. Mr.
                                                                          Sabatino is a vice president of one investment company
                                                                          (consisting of five portfolios) for which UBS Global
                                                                          AM, UBS PaineWebber or one of their affiliates serves
                                                                          as investment advisor, sub-advisor or manager.

Paul H. Schubert*; 39           Vice President and        Since 1998      Mr. Schubert is an executive director and head of
                                     Treasurer                            the mutual fund finance department of UBS Global
                                                                          AM. Mr. Schubert is treasurer and principal
                                                                          accounting officer of UBS Supplementary Trust and
                                                                          of two investment companies (consisting of 39
                                                                          portfolios) and a vice president and treasurer of 22
                                                                          investment companies (consisting of 43 portfolios)
                                                                          for which UBS Global AM, UBS Global AM
                                                                          (Americas), UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor, sub-advisor
                                                                          or manager.

Brian M. Storms*; 47                 President            Since 2000      Mr. Storms is chief executive officer (since July
                                                                          2002), director and president of UBS Global AM
                                                                          (since March 1999). He is also chief executive
                                                                          officer (since July 2002), a member of the board of
                                                                          directors and president of UBS Global AM
                                                                          (Americas) and UBS Global Asset Management
                                                                          (New York) Inc. (since October 2001). Mr. Storms
                                                                          was chief executive officer of UBS Global AM
                                                                          from October 2000 to September 2001 and chief
                                                                          operating officer (2001-2002). He was chief
                                                                          operating officer of UBS Global AM (Americas)
                                                                          and UBS Global AM (New York) from September
                                                                          2001 to July 2002. He was a director or trustee of
                                                                          several investment companies in the UBS Family of
                                                                          Funds (1999-2001). He was president of Prudential
                                                                          Investments (1996-1999). Prior to joining Prudential
                                                                          Investments he was a managing director at Fidelity
                                                                          Investments. Mr. Storms is president and trustee of
                                                                          UBS Supplementary Trust and of two investment
                                                                          companies (consisting of 39 portfolios) and
                                                                          president of 22 investment companies (consisting of
                                                                          43 portfolios) for which UBS Global AM, UBS
                                                                          Global AM (Americas), UBS PaineWebber or one
                                                                          of their affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

                                                           Term of Office Principal Occupation(s) During Past 5 Years;
                                                           and Length of  Number of Portfolios in Fund Complex for
Name, Address, and Age   Position(s) Held with the Trust    Time Served+  Which Person Serves as Officer
------------------------ -------------------------------- --------------- ------------------------------------------------------
Keith A. Weller*; 41            Vice President and        Since 1998      Mr. Weller is a director and senior associate general
                                Assistant Secretary                       counsel of UBS Global AM. Mr. Weller is a vice
                                                                          president and assistant secretary of 22 investment
                                                                          companies (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor, sub-advisor
                                                                          or manager.



----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.
+ Officers are appointed by the trustees and serve at the pleasure of the board.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES



                                                                     Aggregate Dollar Range of Equity Securities in All
                                                                        Registered Investment Companies Overseen by
                                                                            Trustee For Which UBS Global AM, UBS
                                          Dollar Range of Equity      PaineWebber or an Affiliate Serves as Investment
               Trustee                   Securities in the Fund+              Advisor, Sub-Advisor or Manager+
-------------------------------------   -------------------------   ---------------------------------------------------
     Interested Trustees
     Margo N. Alexander .............              None                                Over $100,000
     E. Garrett Bewkes, Jr. .........              None                                Over $100,000

     Independent Trustees
     Richard Q. Armstrong ...........              None                                Over $100,000
     David J. Beaubien ..............              None                                Over $100,000
     Richard R. Burt ................              None                               $10,001-$50,000
     Meyer Feldberg .................              None                                Over $100,000
     George W. Gowen ................              None                                Over $100,000
     William W. Hewitt, Jr. .........              None                                Over $100,000
     Morton L. Janklow ..............              None                                     None
     Frederic V. Malek ..............              None                              $50,001-$100,000
     Carl W. Schafer ................              None                              $50,001-$100,000
     William D. White ...............              None                                  $1-$10,000



----------
+ Information regarding ownership is as of December 31, 2001.

                                  COMMITTEES

     The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees. Richard Q. Armstrong is chairperson and William Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: George
W. Gowen (chairperson), Morton L. Janklow, Carl W. Schafer and William D.
White.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors' independence; reporting to the full board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the fund's fiscal year ended April 30, 2002, the Audit and Contract Review Committee held one meeting.

     The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board; and reviewing the composition of the board and the compensation arrangements for each of the trustees. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. George W. Gowen, care of the Secretary of the Fund at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the fund's fiscal year ended April 30, 2002, the Nominating Committee did not meet.

          INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
            UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                  OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

                                 COMPENSATION

     Each board member who is not an "interested person" receives, in the aggregate from UBS and UBS PACE(SM) Select mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the fund's relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the fund for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.

                              COMPENSATION TABLE+


                                              Aggregate Compensation         Total Compensation from
Name of Person, Position                          from the Trust*        the Trust and the Fund Complex**
------------------------------------------   ------------------------   ---------------------------------
   Richard Q. Armstrong, Trustee .........            $11,254                        $ 94,395
   David J. Beaubien, Trustee*** .........              7,171                          71,238
   Richard R. Burt, Trustee ..............             11,254                          86,295
   Meyer Feldberg, Trustee ...............             12,147                         166,048
   George W. Gowen, Trustee ..............             12,588                         163,529
   William W. Hewitt, Trustee*** .........              7,706                          85,616
   Morton L. Janklow, Trustee*** .........              7,171                          64,988
   Frederic V. Malek, Trustee ............             11,254                          94,395
   Carl W. Schafer, Trustee ..............             11,254                          94,125
   William D. White, Trustee*** ..........              7,171                          71,238



------------
+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act of 1940, do not receive compensation from these funds.
* Represents total fees paid by the trust to each board member indicated for the fiscal year ended April 30, 2002.
** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 29 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.
*** This person did not commence serving on the Trust's board until September
    2001.


           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     As of July 31, 2002, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.

     As of July 31, 2002, the following shareholder was shown in the fund's records as owning of record 5% or more of a class of its shares:



                                               Percentage of Shares
                                                    Owned as of
         Name and Address*                       July 31, 2002**
         -----------------                   ------------------------
         Class A
         -------
         State of Iowa--State Treasurer                        7.77%
                                                Institutional shares


------------

* The shareholder listed above may be contacted c/o UBS Global Asset Management
  (US) Inc. Attn: Compliance Department, 51 West 52nd Street, New York, New York 10019-6114.
**The Trust does not know of any person who owns beneficially 5% or more of any class of a fund's shares.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS


     Investment Advisory and Administration Arrangements. UBS Global AM acts as investment advisor and administrator of the fund pursuant to a contract with the Trust ("Advisory and Administration Contract"). Under the Advisory and Administration Contract, the Trust pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the fund's average daily net assets.

     During the fiscal years ended April 30, 2002, 2001 and 2000, the fund paid (or accrued) to UBS Global AM investment advisory and administration fees of $8,867,739, $3,578,906 and $2,528,347, respectively, after giving effect to $1,334,360, $717,881 and $687,813, respectively, in fee waivers.

     Under the terms of the Advisory and Administration Contract, UBS Global AM bears all expenses incurred in the fund's operation other than the fee payable under the Advisory and Administration Contract, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons" of the Trust or UBS Global AM, as that term is defined in the Investment Company Act ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or fund is a party and of indemnifying officers and trustees of the Trust).

     Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, the Advisory and Administration Contract requires that UBS Global AM reduce its management fee by an amount equal to those fees and expenses.

     Expenses borne by UBS Global AM include the following (or the fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, (16) charges and expenses of any outside pricing service used to value portfolio securities, and (17) interest on borrowings.

     Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory and Administration Contract is terminable with respect to the fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of the fund on 60 days' written notice to UBS Global AM. The Advisory and Administration Contract is also terminable without penalty by UBS Global AM on 60 days' written notice to the fund. The Advisory and Administration Contract terminates automatically upon its assignment.

     At the Trust's board meeting held on July 24, 2002, the board members considered and approved the continuance of the fund's Advisory and Administration Contract with UBS Global AM. Prior to that meeting, the board's Audit and Contract Review Committee had met to review and discuss the investment advisory and administration services provided to the fund over the course of the year by UBS Global AM. In considering the continuance of the Advisory and Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Advisory and Administration Contract, and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.

     The Audit and Contract Review Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements and procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.

     The full board reviewed the factors considered by the Audit and Contract Review Committee and also gave substantial consideration to the fees payable under the contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Global AM and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to the fund, and the research services available to UBS Global AM by reason of commissions from other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the Advisory and Administration Contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the fund's Advisory and Administration Contract between the fund and UBS Global AM.

     Principal Underwriting Arrangements. UBS Global AM acts as the principal underwriter of the fund pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract"), which requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

     UBS Global AM may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the fund. These payments generally will not exceed the annual rate of 0.04% of the value of fund shares sold as a result of such selling efforts; however, UBS Global AM may pay firms a higher fee on certain very large omnibus accounts, up to the annual rate of 0.05% for a single account with assets of $1 billion or more. These payments are made by UBS Global AM out of its own resources, and the value of a shareholder's investment in the fund will be unaffected by these payments.

     UBS Global AM (not the fund) may pay shareholder servicing fees to entities that make Institutional shares of the fund available to others. The annual rate of these shareholder servicing fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through, or in connection with, the servicing entity and will be paid monthly. UBS Global AM may pay affiliated or unaffiliated dealers a finder's fee at the annual rate of 0.01% where (1) UBS Global AM is paying shareholder servicing fees to a separate entity that makes Institutional shares available to others, and (2) the assets in this type of account reach at least $1.5 billion.

     UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.

     Securities Lending. During the fiscal years ended April 30, 2002, 2001 and 2000, the fund paid no fees to UBS PaineWebber for its services as securities lending agent because the fund did not engage in any securities lending activities.


     Financial Intermediaries. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. UBS Global AM implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.

     Under the Plan, the fund pays UBS Global AM a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and
(ix) such other similar services as the fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. During the fiscal years ended April 30, 2002 and April 30, 2001, there were no Financial Intermediary shares outstanding. The fund made payments through UBS PaineWebber to financial intermediaries in the amount of $5,518 for its Financial Intermediary shares that were outstanding during the fiscal year ended April 30, 2000 pursuant to a predecessor agreement.

     Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with UBS Global AM in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

     The Plan requires that UBS Global AM provide to the board at least annually a written report of the amounts expended by UBS Global AM under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and UBS Global AM might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

     Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through UBS Global AM under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities or insurance commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.


                            PORTFOLIO TRANSACTIONS

     The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions, markups or markdowns) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

     During the fiscal years ended April 30, 2002, 2001 and 2000, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

     As of April 30, 2002, the fund owned securities issued by the following companies which are regular broker-dealers for the fund's portfolio securities:




   Issuer                                              Type of Security                 Value
   -------------------------------------   ----------------------------------   ---------------
   Bank of America N.A.                    Domestic Master Note                 $100,000,000
   Bear Stearns Cos., Inc.                 Domestic Master Note                  150,000,000
   Merrill Lynch & Co., Inc.               Short-Term Corporate Obligations       35,000,000
   Morgan (J.P.) Chase & Co., Inc.         Domestic Master Note                  100,000,000
   Morgan Stanley Dean Witter & Co.        Domestic Master Note                  150,000,000
   Salomon Smith Barney Holdings, Inc.     Commercial Paper                      199,591,917


                 ADDITIONAL INFORMATION REGARDING REDEMPTIONS;
                            FINANCIAL INSTITUTIONS

     Additional Redemption Information. The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

     If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash.


     Financial Institutions. The fund may authorize financial institutions and their agents to accept on the fund's behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

                              VALUATION OF SHARES


     The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is typically determined by its custodian State Street Bank and Trust Company ("State Street"), as of noon, Eastern time, 2:30 p.m., Eastern time and again at 5:00 p.m. Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which State Street, the fund's transfer agent (PFPC Inc.) and UBS Global AM are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.


     The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

     The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

     Total Return Calculations. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

              n
      P(1 + T)     = ERV
    where:       P = a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T = average annual total return of shares of that class
                 n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     The following table shows performance information for the fund's shares outstanding for the period indicated. Any returns for periods of more than one year are expressed as an average annual return.


                                            Institutional
                                               Shares
                                           --------------
   Year ended April 30, 2002
    Standardized Return ................         2.96%
   Inception (8/10/98) to April 30, 2002
    Standardized Return ................         5.02%


     The fund had Financial Intermediary shares outstanding only during the periods December 29, 1998 to February 9, 1999 and November 4, 1999 to March 6, 2000. Accordingly, no performance information is provided for Financial Intermediary shares.

     Calculation of Yield. The fund computes its 7-day current yield and its 7-day effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                                                        365/7
             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1


     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it is not the same as yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

     For the seven-day period ended April 30, 2002, the yield and effective yield of the fund's Institutional shares was 1.86% and 1.87%, respectively. The fund had no Financial Intermediary shares outstanding during the fiscal year ended April 30, 2002. Accordingly, no yield information is provided for Financial Intermediary shares. The fund may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).

     Other Information. The fund's performance data quoted in Performance Advertisements represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical

Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), iMoneyNet, Inc. ("iMoneyNet"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, iMoneyNet, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes[RegTM] Money Markets.

                                     TAXES


     Backup Withholding. The fund is required to withhold up to 30% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Global AM or the applicable dealer with a correct taxpayer identification number or who otherwise are subject to backup withholding.


     Qualification as a Regulated Investment Company. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                               OTHER INFORMATION


     Delaware Business Trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the fund). The Trust Instrument provides for indemnification from the fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.


     Classes of Shares. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

     Voting Rights. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportion as the vote of shares held for their customers.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.


     Prior Names. Prior to April 8, 2002, the Trust was known as Brinson Money Series, and the fund's name was Brinson Select Money Market Fund. Prior to May 9, 2001, the Trust was known as "Mitchell Hutchins LIR Money Series" and the fund's name was "Mitchell Hutchins LIR Select Money Fund." Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."


     Custodian; Transfer and Dividend Agent. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the fund's assets. PFPC, a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the fund's transfer and dividend disbursing agent.


     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert also has acted as counsel to UBS PaineWebber and UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the independent trustees.

     Auditors. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditors for the fund.


                             FINANCIAL STATEMENTS


     The fund's Annual Report to Shareholders for its fiscal year ended April 30, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the fund in any jurisdiction where the fund or its principal underwriter may not lawfully sell those shares.


                           ------------------------


(C) 2002 UBS Global Asset Management (US) Inc. All rights reserved.




                                                                      UBS Select
                                                               Money Market Fund

--------------------------------------------------------------------------------
                                             Statement of Additional Information


                                                                 August 30, 2002

--------------------------------------------------------------------------------

                             UBS Cash Reserves Fund
                             UBS Liquid Assets Fund

                              51 West 52nd Street
                         New York, New York 10019-6114

                           -------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


     UBS Cash Reserves Fund ("Cash Reserves Fund") and UBS Liquid Assets Fund ("Liquid Assets Fund") are diversified series of UBS Money Series ("Trust"), a professionally managed open-end investment company.

     UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, serves as the funds' investment advisor, administrator and principal underwriter.

     Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-800-647 1568.

     This SAI is not a Prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated August 30, 2002. A copy of a fund's Prospectus may be obtained by calling your investment professional or by calling the fund toll-free at 1-800-647 1568. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing.

     This SAI is dated August 30, 2002.


                               TABLE OF CONTENTS


                                                                                         Page
                                                                                        -----
   The Funds and Their Investment Policies ..........................................     2
   The Funds' Investments, Related Risks and Limitations ............................     2
   Organization of the Trust; Trustees and Officers; Principal Holders and
    Management Ownership of Securities ..............................................     9
   Investment Advisory, Administration and Principal Underwriting Arrangements ......    19
   Portfolio Transactions ...........................................................    22
   Additional Purchase and Redemption Information; Financial Institutions ...........    23
   Valuation of Shares ..............................................................    23
   Performance Information ..........................................................    24
   Taxes ............................................................................    26
   Other Information ................................................................    26
   Financial Statements .............................................................    27

                    THE FUNDS AND THEIR INVESTMENT POLICIES


     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


     The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


     The funds may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.


     Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar denominated obligations of foreign issuers.

     Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. Each fund may invest in the securities of other investment companies.

             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.


     Yields and Credit Ratings of Money Market Instruments. The yields on the money market instruments in which each fund invests dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


     U.S. Government Securities. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     Commercial Paper and Other Short-Term Obligations. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     Asset-Backed Securities. Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."



     Variable and Floating Rate Securities and Demand Instruments. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, a fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."


     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     Auction Rate and Remarketed Preferred Stock. The funds may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The funds' investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations--Investments in Other Investment Companies."


     Variable Amount Master Demand Notes. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.


     Investing in Foreign Securities. Each fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers. A fund's investments in securities issued by U.S. finance subsidiaries of foreign banks may involve similar risks to the extent that a foreign bank is deemed to support its U.S. finance subsidiary.


     Credit and Liquidity Enhancements. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.


     Illiquid Securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.


     Repurchase Agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


     Counterparties. Each fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the funds do business.


     When-Issued and Delayed Delivery Securities. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Funds' Investment, Related Risks and Limitations--Segregated Accounts."

     Investments in Other Investment Companies. Each fund may invest in securities of other money market funds and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments,
(2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."

     Lending of Portfolio Securities. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber and other affiliated broker-dealers have acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending program.

     Segregated Accounts. When the funds enter into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, they will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.


Investment Limitations of the Funds

     Fundamental Limitations. The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.


     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic banking (including U.S. finance subsidiaries of foreign banks) and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.


     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or par-

------------
* UBS PaineWebber is a service mark of UBS AG.

ticipations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.


     The following interpretation applies to, but is not a part of, this fundamental restriction: the funds' investments in master notes and similar instruments will not be considered to be the making of a loan.


     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


     Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.

ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS AND
                      MANAGEMENT OWNERSHIP OF SECURITIES


     The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and currently has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest of existing or future series, par value $0.001 per share.

     The Trust is governed by a board of trustees, which oversees the funds' operations and which is authorized to establish additional series. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with the funds, the length of time served as a trustee or officer of the funds, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

INTERESTED TRUSTEES



                                                 Term of
                                Position(s)    Office and
                                 Held with      Length of
Name, Address, and Age             Trust      Time Served+
----------------------------- -------------- --------------
Margo N. Alexander*++; 55         Trustee    Since 1998

E. Garrett Bewkes, Jr.**++;     Trustee and  Since 1998
75                              Chairman of
                               the Board of
                                 Trustees

                                                                            Number of
                                          Principal                       Portfolios in                    Other
                                        Occupation(s)                     Fund Complex                 Directorships
Name, Address, and Age               During Past 5 Years               Overseen by Trustee            Held by Trustee
----------------------------- -------------------------------- ---------------------------------- -----------------------
Margo N. Alexander*++; 55     Mrs. Alexander is an executive   Mrs. Alexander is a director or    None
                              vice president of UBS            trustee of 22 investment
                              PaineWebber (since March         companies (consisting of 43
                              1984). She was chief executive   portfolios) for which UBS
                              officer of UBS Global AM from    Global AM, UBS PaineWebber
                              January 1995 to October 2000,    or one of their affiliates serves
                              a director (from January 1995    as investment advisor, sub-
                              to September 2001) and           advisor or manager.
                              chairman (from March 1999 to
                              September 2001).

E. Garrett Bewkes, Jr.**++;   Mr. Bewkes serves as a           Mr. Bewkes is a director or        Mr. Bewkes is also a
75                            consultant to UBS PaineWebber    trustee of 35 investment           director of Interstate
                              (since May 1999). Prior to       companies (consisting of 56        Bakeries Corporation.
                              November 2000, he was a          portfolios) for which UBS
                              director of Paine Webber Group   Global AM, UBS PaineWebber
                              Inc. ("PW Group," formerly the   or one of their affiliates serves
                              holding company of UBS           as investment advisor, sub-
                              PaineWebber and UBS Global       advisor or manager.
                              AM) and prior to 1996, he was
                              a consultant to PW Group. Prior
                              to 1988, he was chairman of the
                              board, president and chief
                              executive officer of American
                              Bakeries Company.

INDEPENDENT TRUSTEES



                                             Term of
                            Position(s)    Office and
                             Held with      Length of
Name, Address, and Age         Trust      Time Served+
-------------------------- ------------- --------------
Richard Q. Armstrong; 67      Trustee    Since 1998
R.Q.A. Enterprises
One Old Church Road -
Unit # 6
Greenwich, CT 06830

David J. Beaubien; 67         Trustee    Since 2001
101 Industrial Road
Turners Falls, MA 01376

                                                                           Number of
                                        Principal                        Portfolios in                     Other
                                      Occupation(s)                       Fund Complex                 Directorships
Name, Address, and Age             During Past 5 Years                Overseen by Trustee             Held by Trustee
-------------------------- ---------------------------------- ----------------------------------- -----------------------
Richard Q. Armstrong; 67   Mr. Armstrong is chairman and      Mr. Armstrong is a director or      Mr. Armstrong is also
R.Q.A. Enterprises         principal of R.Q.A. Enterprises    trustee of 22 investment            a director of AlFresh
One Old Church Road -      (management consulting firm)       companies (consisting of 43         Beverages Canada,
Unit # 6                   (since April 1991 and principal    portfolios) for which UBS           Inc. (a Canadian
Greenwich, CT 06830        occupation since March 1995).      Global AM, UBS PaineWebber          Beverage subsidiary
                           Mr. Armstrong was chairman of      or one of their affiliates serves   of AlFresh Foods
                           the board, chief executive         as investment advisor, sub-         Inc.) (since October
                           officer and co-owner of            advisor or manager.                 2000).
                           Adirondack Beverages
                           (producer and distributor of soft
                           drinks and sparkling/still
                           waters) (October 1993-March
                           1995). He was a partner of The
                           New England Consulting Group
                           (management consulting firm)
                           (December 1992-September
                           1993). He was managing
                           director of LVMH U.S.
                           Corporation (U.S. subsidiary of
                           the French luxury goods
                           conglomerate, Louis Vuitton
                           Moet Hennessey Corporation)
                           (1987-1991) and chairman of its
                           wine and spirits subsidiary,
                           Schieffelin & Somerset
                           Company (1987-1991).

David J. Beaubien; 67      Mr. Beaubien is chairman of        Mr. Beaubien is a director or       Mr. Beaubien is also a
101 Industrial Road        Yankee Environmental Systems,      trustee of 22 investment            director of IEC
Turners Falls, MA 01376    Inc., a manufacturer of            companies (consisting of 43         Electronics, Inc., a
                           meteorological measuring           portfolios) for which UBS           manufacturer of
                           systems. Prior to January 1991,    Global AM, UBS PaineWebber          electronic assemblies.
                           he was senior vice president of    or one of their affiliates serves
                           EG&G, Inc., a company which        as investment advisor, sub-
                           makes and provides a variety of    advisor or manager.
                           scientific and technically
                           oriented products and services.
                           From 1985 to January 1995,
                           Mr. Beaubien served as a
                           director or trustee on the boards
                           of the Kidder, Peabody & Co.
                           Incorporated mutual funds.

                                             Term of
                            Position(s)    Office and
                             Held with      Length of
Name, Address, and Age         Trust      Time Served+
-------------------------- ------------- --------------
Richard R. Burt; 55           Trustee    Since 1998
1275 Pennsylvania Ave.,
N.W. Washington, D.C.
20004

Meyer Feldberg; 60            Trustee    Since 1998
Columbia University
101 Uris Hall
New York, New York 10027

George W. Gowen; 72           Trustee    Since 1998
666 Third Avenue
New York, New York 10017

                                                                            Number of
                                        Principal                         Portfolios in                      Other
                                      Occupation(s)                        Fund Complex                  Directorships
Name, Address, and Age             During Past 5 Years                 Overseen by Trustee              Held by Trustee
-------------------------- ----------------------------------- ----------------------------------- ------------------------
Richard R. Burt; 55        Mr. Burt is chairman of             Mr. Burt is a director or trustee   Mr. Burt is also a
1275 Pennsylvania Ave.,    Diligence LLC (international        of 22 investment companies          director of Archer-
N.W. Washington, D.C.      information and security firm)      (consisting of 43 portfolios) for   Daniels-Midland
20004                      and IEP Advisors (international     which UBS Global AM, UBS            Company (agricultural
                           investments and consulting          PaineWebber or one of their         commodities),
                           firm). He was the chief             affiliates serves as investment     Hollinger International
                           negotiator in the Strategic Arms    advisor, sub-advisor or manager.    Company
                           Reduction Talks with the former                                         (publishing), six
                           Soviet Union (1989-1991) and                                            investment companies
                           the U.S. Ambassador to the                                              in the Deutsche Bank
                           Federal Republic of Germany                                             family of funds, nine
                           (1985-1989). From 1991-1994,                                            investment companies
                           he served as a partner of                                               in the Flag Investors
                           McKinsey & Company                                                      family of funds, The
                           (management consulting firm).                                           Central European
                                                                                                   Fund, Inc. and The
                                                                                                   Germany Fund, Inc., a
                                                                                                   director of IGT, Inc.
                                                                                                   (provides technology
                                                                                                   to gaming and
                                                                                                   wagering industry)
                                                                                                   (since July 1999) and
                                                                                                   chairman of Weirton
                                                                                                   Steel Corp. (makes
                                                                                                   and finishes steel
                                                                                                   products) (since April
                                                                                                   1996).

Meyer Feldberg; 60         Mr. Feldberg is Dean and            Dean Feldberg is a director or      Dean Feldberg is also
Columbia University        Professor of Management of the      trustee of 35 investment            a director of Primedia
101 Uris Hall              Graduate School of Business,        companies (consisting of 56         Inc. (publishing),
New York, New York 10027   Columbia University. Prior to       portfolios) for which UBS           Federated Department
                           1989, he was president of the       Global AM, UBS PaineWebber          Stores, Inc. (operator
                           Illinois Institute of Technology.   or one of their affiliates serves   of department stores),
                                                               as investment advisor, sub-         Revlon, Inc.
                                                               advisor or manager.                 (cosmetics), Select
                                                                                                   Medical Inc.
                                                                                                   (healthcare services),
                                                                                                   and SAPPI, Ltd.
                                                                                                   (producer of paper).

George W. Gowen; 72        Mr. Gowen is a partner in the       Mr. Gowen is a director or          None
666 Third Avenue           law firm of Dunnington,             trustee of 35 investment
New York, New York 10017   Bartholow & Miller. Prior to        companies (consisting of 56
                           May 1994, he was a partner in       portfolios) for which UBS
                           the law firm of Fryer, Ross &       Global AM, UBS PaineWebber
                           Gowen.                              or one of their affiliates serves
                                                               as investment advisor, sub-
                                                               advisor or manager.

                                                  Term of
                                 Position(s)    Office and
                                  Held with      Length of
Name, Address, and Age              Trust      Time Served+
------------------------------- ------------- --------------
William W. Hewitt, Jr.***; 74      Trustee    Since 2001
c/o UBS Global Asset
Management (US) Inc.
51 West 52nd Street
New York, New York
10019-6114

Morton L. Janklow; 72              Trustee    Since 2001
445 Park Avenue
New York, New York 10022

Frederic V. Malek; 65              Trustee    Since 1998
1455 Pennsylvania
Avenue, N.W.
Suite 350
Washington, D.C. 20004

                                                                                Number of
                                             Principal                        Portfolios in                      Other
                                           Occupation(s)                       Fund Complex                  Directorships
Name, Address, and Age                  During Past 5 Years                Overseen by Trustee              Held by Trustee
------------------------------- ---------------------------------- ----------------------------------- ------------------------
William W. Hewitt, Jr.***; 74   Mr. Hewitt is retired. From        Mr. Hewitt is a director or         Mr. Hewitt is also a
c/o UBS Global Asset            1990 to January 1995, Mr.          trustee of 22 investment            director or trustee of
Management (US) Inc.            Hewitt served as a director or     companies (consisting of 43         Guardian Life
51 West 52nd Street             trustee on the boards of the       portfolios) for which UBS           Insurance Company
New York, New York              Kidder, Peabody & Co.              Global AM, UBS PaineWebber          mutual funds.
10019-6114                      Incorporated mutual funds.         or one of their affiliates serves
                                From 1986-1988, he was an          as investment advisor, sub-
                                executive vice president and       advisor or manager.
                                director of mutual funds,
                                insurance and trust services of
                                Shearson Lehman Brothers Inc.
                                From 1976-1986, he was
                                president of Merrill Lynch
                                Funds Distributor, Inc.

Morton L. Janklow; 72           Mr. Janklow is senior partner of   Mr. Janklow is a director or        None
445 Park Avenue                 Janklow & Nesbit Associates,       trustee of 22 investment
New York, New York 10022        an international literary agency   companies (consisting of 43
                                representing leading authors in    portfolios) for which UBS
                                their relationships with           Global AM, UBS PaineWebber
                                publishers and motion picture,     or one of their affiliates serves
                                television and multi-media         as investment advisor, sub-
                                companies, and of counsel to       advisor or manager.
                                the law firm of Janklow &
                                Ashley.

Frederic V. Malek; 65           Mr. Malek is chairman of           Mr. Malek is a director or          Mr. Malek is also a
1455 Pennsylvania               Thayer Capital Partners            trustee of 22 investment            director of Aegis
Avenue, N.W.                    (merchant bank) and chairman       companies (consisting of 43         Communications, Inc.
Suite 350                       of Thayer Hotel Investors III,     portfolios) for which UBS           (tele-services),
Washington, D.C. 20004          Thayer Hotel Investors II and      Global AM, UBS PaineWebber          American
                                Lodging Opportunities Fund         or one of their affiliates serves   Management Systems,
                                (hotel investment partnerships).   as investment advisor, sub-         Inc. (management
                                From January 1992 to               advisor or manager.                 consulting and
                                November 1992, he was                                                  computer related
                                campaign manager of Bush-                                              services), Automatic
                                Quayle '92. From 1990 to 1992,                                         Data Processing, Inc.
                                he was vice chairman and, from                                         (computing services),
                                1989 to 1990, he was president                                         CB Richard Ellis, Inc.
                                of Northwest Airlines Inc. and                                         (real estate services),
                                NWA Inc. (holding company of                                           FPL Group, Inc.
                                Northwest Airlines Inc.). Prior                                        (electric services),
                                to 1989, he was employed by                                            Manor Care, Inc.
                                the Marriott Corporation                                               (health care), and
                                (hotels, restaurants, airline                                          Northwest Airlines
                                catering and contract feeding),                                        Inc.
                                where he most recently was an
                                executive vice president and
                                president of Marriott Hotels and
                                Resorts.

                                                Term of
                               Position(s)    Office and
                                Held with      Length of
Name, Address, and Age            Trust      Time Served+
----------------------------- ------------- --------------
Carl W. Schafer; 66              Trustee    Since 1998
66 Witherspoon Street #1100
Princeton, NJ 08542

William D. White; 68             Trustee    Since 2001
P.O. Box 199
Upper Black Eddy, PA
18972

                                                                               Number of
                                           Principal                         Portfolios in                      Other
                                         Occupation(s)                        Fund Complex                  Directorships
Name, Address, and Age                During Past 5 Years                 Overseen by Trustee              Held by Trustee
----------------------------- ----------------------------------- ----------------------------------- ------------------------
Carl W. Schafer; 66           Mr. Schafer is president of the     Mr. Schafer is a director or        Mr. Schafer is also a
66 Witherspoon Street #1100   Atlantic Foundation (charitable     trustee of 22 investment            director of Labor
Princeton, NJ 08542           foundation). Prior to January       companies (consisting of 43         Ready, Inc.
                              1993, he was chairman of the        portfolios) for which UBS           (temporary
                              Investment Advisory Committee       Global AM, UBS PaineWebber          employment),
                              of the Howard Hughes Medical        or one of their affiliates serves   Roadway Corp.
                              Institute.                          as investment advisor, sub-         (trucking), Guardian
                                                                  advisor or manager.                 Life Insurance
                                                                                                      Company mutual
                                                                                                      funds, the Harding,
                                                                                                      Loevner Funds, E.I.I.
                                                                                                      Realty Securities Trust
                                                                                                      (investment company)
                                                                                                      and Frontier Oil
                                                                                                      Corporation.

William D. White; 68          Mr. White is retired. From          Mr. White is a director or          None
P.O. Box 199                  February 1989 through March         trustee of 22 investment
Upper Black Eddy, PA          1994, he was president of the       companies (consisting of 43
18972                         National League of Professional     portfolios) for which UBS
                              Baseball Clubs. Prior to 1989, he   Global AM, UBS PaineWebber
                              was a television sportscaster for   or one of their affiliates serves
                              WPIX-TV, New York. Mr. White        as investment advisor, sub-
                              served on the Board of Directors    advisor or manager.
                              of Centel from 1989 to 1993 and
                              until recently on the board of
                              directors of Jefferson Banks
                              Incorporated, Philadelphia, PA.



----------
* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, NY 10019-6028.
** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
*** Address for mailing purposes only.
+   Each trustee holds office for an indefinite term.
++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

OFFICERS



                                                           Term of Office  Principal Occupation(s) During Past 5 Years;
                                                            and Length of  Number of Portfolios in Fund Complex for
Name, Address, and Age   Position(s) Held with the Trust    Time Served+   Which Person Serves as Officer
------------------------ -------------------------------- ---------------- ------------------------------------------------------
Debbie Baggett*; 43               Vice President          Since 1999       Ms. Baggett is a director and portfolio manager of
                                                                           UBS Global AM. Ms. Baggett is a vice president
                                                                           of four investment companies (consisting of nine
                                                                           portfolios) for which UBS Global AM, UBS
                                                                           PaineWebber or one of their affiliates serves as
                                                                           investment advisor, sub-advisor or manager.

Thomas Disbrow*; 36             Vice President and        Since 2000       Mr. Disbrow is a director and a senior manager of
                                Assistant Treasurer                        the mutual fund finance department of UBS Global
                                                                           AM. Prior to November 1999, he was a vice
                                                                           president of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                           a vice president and assistant treasurer of 22
                                                                           investment companies (consisting of 43 portfolios)
                                                                           for which UBS Global AM, UBS PaineWebber or
                                                                           one of their affiliates serves as investment advisor,
                                                                           sub-advisor or manager.

Amy R. Doberman*; 40            Vice President and        Since 2000       Ms. Doberman is a managing director and general
                                     Secretary                             counsel of UBS Global AM. From December 1997
                                                                           through July 2000, she was general counsel of
                                                                           Aeltus Investment Management, Inc. Prior to
                                                                           working at Aeltus, Ms. Doberman was assistant
                                                                           chief counsel of the SEC's Division of Investment
                                                                           Management. Ms. Doberman is vice president and
                                                                           secretary of UBS Supplementary Trust and a vice
                                                                           president and secretary of 24 investment companies
                                                                           (consisting of 82 portfolios) for which UBS Global
                                                                           AM, UBS Global Asset Management (Americas)
                                                                           Inc. ("UBS Global AM (Americas)"), UBS
                                                                           PaineWebber or one of their affiliates serves as
                                                                           investment advisor, sub-advisor or manager.

Kris L. Dorr*; 38                 Vice President          Since 1998       Ms. Dorr is a director and portfolio manager in the
                                                                           short-term strategies group of UBS Global AM. Ms.
                                                                           Dorr is vice president of one investment company
                                                                           (consisting of five portfolios) for which UBS Global
                                                                           AM, UBS PaineWebber or one of their affiliates
                                                                           serves as investment advisor, sub-advisor or
                                                                           manager.

Stephen P. Fisher*; 43            Vice President          Since 2002       Mr. Fisher is a managing director of UBS Global
                                                                           AM. From October 2000 to February 2001, he was
                                                                           president of Morningstar Investment Services. From
                                                                           May 1999 to October 2000, Mr. Fisher was senior
                                                                           vice president of UBS Global AM. From January
                                                                           1997 to May 1999, Mr. Fisher was a senior vice
                                                                           president of Prudential Investments. Mr. Fisher is a
                                                                           vice president of 22 investment companies
                                                                           (consisting of 43 portfolios) for which UBS Global
                                                                           AM, UBS PaineWebber or one of their affiliates
                                                                           serves as investment advisor, sub-advisor or
                                                                           manager.

                                                               Term of Office
                                                               and Length of
Name, Address, and Age       Position(s) Held with the Trust    Time Served+
---------------------------- -------------------------------- ---------------
Elbridge T. Gerry III*; 45            Vice President          Since 1999

David M. Goldenberg*; 36            Vice President and        Since 2002
                                    Assistant Secretary

Kevin J. Mahoney*; 36               Vice President and        Since 1999
                                    Assistant Treasurer

Michael H. Markowitz**; 37            Vice President          Since 1998

Susan P. Ryan*; 42                    Vice President          Since 1999

                             Principal Occupation(s) During Past 5 Years;
                             Number of Portfolios in Fund Complex for
Name, Address, and Age       Which Person Serves as Officer
---------------------------- ------------------------------------------------------
Elbridge T. Gerry III*; 45   Mr. Gerry is a managing director and chief
                             investment officer -- fixed income of UBS Global
                             AM. Mr. Gerry is a vice president of six investment
                             companies (consisting of 11 portfolios) for which
                             UBS Global AM, UBS PaineWebber or one of their
                             affiliates serves as investment advisor, sub-advisor
                             or manager.

David M. Goldenberg*; 36     Mr. Goldenberg is an executive director and deputy
                             general counsel of UBS Global AM. From 2000-
                             2002 he was director, legal affairs at Lazard Asset
                             Management. Mr. Goldenberg was global director of
                             compliance for SSB Citi Asset Management Group
                             from 1998-2000. He was associate general counsel
                             at Smith Barney Asset Management from 1996-
                             1998. Prior to working at Smith Barney Asset
                             Management, Mr. Goldenberg was branch chief and
                             senior counsel in the SEC's Division of Investment
                             Management. Mr. Goldenberg is vice president and
                             secretary of UBS Supplementary Trust and a vice
                             president and assistant secretary of 24 investment
                             companies (consisting of 82 portfolios) for which
                             UBS Global AM, UBS Global AM (Americas),
                             UBS PaineWebber or one of their affiliates serves
                             as investment advisor, sub-advisor or manager.

Kevin J. Mahoney*; 36        Mr. Mahoney is a director and a senior manager of
                             the mutual fund finance department of UBS Global
                             AM. From August 1996 through March 1999, he
                             was the manager of the mutual fund internal control
                             group of Salomon Smith Barney. Mr. Mahoney is a
                             vice president and assistant treasurer of 22
                             investment companies (consisting of 43 portfolios)
                             for which UBS Global AM, UBS PaineWebber or
                             one of their affiliates serves as investment advisor,
                             sub-advisor or manager.

Michael H. Markowitz**; 37   Mr. Markowitz is an executive director, portfolio
                             manager and head of U.S. short duration fixed
                             income of UBS Global AM. He is also an executive
                             director and portfolio manager of UBS Global AM
                             (Americas), an affiliate of UBS Global AM. Mr.
                             Markowitz is a vice president of six investment
                             companies (consisting of 26 portfolios) for which
                             UBS Global AM, UBS PaineWebber or one of their
                             affiliates serves as investment advisor, sub-advisor
                             or manager.

Susan P. Ryan*; 42           Ms. Ryan is an executive director and a portfolio
                             manager of UBS Global AM. Ms. Ryan is a vice
                             president of five investment companies (consisting
                             of 13 portfolios) for which UBS Global AM, UBS
                             PaineWebber or one of their affiliates serves as
                             investment advisor, sub-advisor or manager.

                                                           Term of Office Principal Occupation(s) During Past 5 Years;
                                                           and Length of  Number of Portfolios in Fund Complex for
Name, Address, and Age   Position(s) Held with the Trust    Time Served+  Which Person Serves as Officer
------------------------ -------------------------------- --------------- ------------------------------------------------------
Robert Sabatino**; 28             Vice President          Since 2001      Mr. Sabatino is a director and a portfolio manager of
                                                                          UBS Global AM in the short duration fixed income group
                                                                          (since October 2001). From 1995 to 2001 he was a
                                                                          portfolio manager at Merrill Lynch Investment Managers
                                                                          responsible for the management of several retail and
                                                                          institutional money market funds. Mr. Sabatino is a
                                                                          vice president of one investment company (consisting
                                                                          of five portfolios) for which UBS Global AM, UBS
                                                                          PaineWebber or one of their affiliates serves as
                                                                          investment advisor, sub-advisor or manager.

Paul H. Schubert*; 39           Vice President and        Since 1998      Mr. Schubert is an executive director and head of
                                     Treasurer                            the mutual fund finance department of UBS Global
                                                                          AM. Mr. Schubert is treasurer and principal
                                                                          accounting officer of UBS Supplementary Trust and
                                                                          of two investment companies (consisting of 39
                                                                          portfolios) and a vice president and treasurer of 22
                                                                          investment companies (consisting of 43 portfolios)
                                                                          for which UBS Global AM, UBS Global AM
                                                                          (Americas), UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor, sub-advisor
                                                                          or manager.

Brian M. Storms*; 47                 President            Since 2000      Mr. Storms is chief executive officer (since July
                                                                          2002), director and president of UBS Global AM
                                                                          (since March 1999). He is also chief executive
                                                                          officer (since July 2002), a member of the board
                                                                          of directors and president of UBS Global AM
                                                                          (Americas) and UBS Global Asset Management
                                                                          (New York) Inc. (since October 2001). Mr. Storms
                                                                          was chief executive officer of UBS Global AM
                                                                          from October 2000 to September 2001 and chief
                                                                          operating officer (2001-2002). He was chief
                                                                          operating officer of UBS Global AM (Americas)
                                                                          and UBS Global AM (New York) from September
                                                                          2001 to July 2002. He was a director or trustee of
                                                                          several investment companies in the UBS Family of
                                                                          Funds (1999-2001). He was president of Prudential
                                                                          Investments (1996-1999). Prior to joining Prudential
                                                                          Investments he was a managing director at Fidelity
                                                                          Investments. Mr. Storms is president and trustee of
                                                                          UBS Supplementary Trust and of two investment
                                                                          companies (consisting of 39 portfolios) and
                                                                          president of 22 investment companies (consisting of
                                                                          43 portfolios) for which UBS Global AM, UBS
                                                                          Global AM (Americas), UBS PaineWebber or one
                                                                          of their affiliates serves as investment advisor,
                                                                          sub-advisor or manager.

                                                           Term of Office Principal Occupation(s) During Past 5 Years;
                                                           and Length of  Number of Portfolios in Fund Complex for
Name, Address, and Age   Position(s) Held with the Trust    Time Served+  Which Person Serves as Officer
------------------------ -------------------------------- --------------- ------------------------------------------------------
Keith A. Weller*; 41            Vice President and        Since 1998      Mr. Weller is a director and senior associate general
                                Assistant Secretary                       counsel of UBS Global AM. Mr. Weller is a vice
                                                                          president and assistant secretary of 22 investment
                                                                          companies (consisting of 43 portfolios) for which
                                                                          UBS Global AM, UBS PaineWebber or one of their
                                                                          affiliates serves as investment advisor, sub-advisor
                                                                          or manager.



----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.
+ Officers are appointed by the trustees and serve at the pleasure of the board.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES



                                                                     Aggregate Dollar Range of Equity Securities in All
                                                                        Registered Investment Companies Overseen by
                                                                            Trustee For Which UBS Global AM, UBS
                                          Dollar Range of Equity      PaineWebber or an Affiliate Serves as Investment
               Trustee                   Securities in the Fund+              Advisor, Sub-Advisor or Manager+
               -------                   ------------------------   ---------------------------------------------------
     Interested Trustees
     Margo N. Alexander .............             None                                 Over $100,000
     E. Garrett Bewkes, Jr. .........             None                                 Over $100,000

     Independent Trustees
     Richard Q. Armstrong ...........        Over $100,000                             Over $100,000
     David J. Beaubien ..............             None                                 Over $100,000
     Richard R. Burt ................             None                                $10,001-$50,000
     Meyer Feldberg .................             None                                 Over $100,000
     George W. Gowen ................             None                                 Over $100,000
     William W. Hewitt, Jr. .........             None                                 Over $100,000
     Morton L. Janklow ..............             None                                     None
     Frederic V. Malek ..............             None                               $50,001-$100,000
     Carl W. Schafer ................             None                               $50,001-$100,000
     William D. White ...............                                                    $1-$10,000



----------
+ Information regarding ownership is as of December 31, 2001.

                                  COMMITTEES

     The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees. Richard Q. Armstrong is chairperson and William Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: George
W. Gowen (chairperson), Morton L. Janklow, Carl W. Schafer and William D.
White.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors' independence; reporting to the full board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the funds and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the funds' fiscal year ended April 30, 2002, the Audit and Contract Review Committee held one meeting.

     The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board; and reviewing the composition of the board and the compensation arrangements for each of the trustees. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. George W. Gowen, care of the Secretary of the Fund at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the funds' fiscal year ended April 30, 2002, the Nominating Committee did not meet.

          INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
            UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                  OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

                                 COMPENSATION

     Each board member who is not an "interested person" receives, in the aggregate from UBS and UBS PACE Select(SM) mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates currently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.

                              COMPENSATION TABLE+



                                              Aggregate Compensation           Total Compensation from
   Name of Person, Position                       from the Trust*           the Trust and the Fund Complex**
   ------------------------                   ----------------------        ------------------------------
   Richard Q. Armstrong, Trustee .........            $11,254                        $ 94,395
   David J. Beaubien, Trustee*** .........              7,171                          71,238
   Richard R. Burt, Trustee ..............             11,254                          86,295
   Meyer Feldberg, Trustee ...............             12,147                         166,048
   George W. Gowen, Trustee ..............             12,588                         163,529
   William W. Hewitt, Trustee*** .........              7,706                          85,616
   Morton L. Janklow, Trustee*** .........              7,171                          64,988
   Frederic V. Malek, Trustee ............             11,254                          94,395
   Carl W. Schafer, Trustee ..............             11,254                          94,125
   William D. White, Trustee*** ..........              7,171                          71,238



------------
+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act of 1940, do not receive compensation from these funds.
* Represents total fees paid by the trust to each board member indicated for the fiscal year ended April 30, 2002.
** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 29 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.
*** This person did not commence serving on the Trust's board until September
    2001.


           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     As of July 31, 2002, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

     As of July 31, 2002, no shareholders were shown in the funds' records as owning 5% or more of a fund's shares.

                    INVESTMENT ADVISORY, ADMINISTRATION AND

                      PRINCIPAL UNDERWRITING ARRANGEMENTS


     Investment Advisory and Administration Arrangements. UBS Global AM acts as the investment advisor and administrator for each fund pursuant to separate contracts with the Trust (respectively, "Cash Reserves Contract" and "Liquid Assets Contract"; collectively, "Advisory and Administration Contracts"). During the periods indicated, the funds paid (or accrued) the following investment advisory and administration fees:



                                                                                      Fiscal Period
                                      For Year Ended        Fiscal Year Ended       February 14, 2000
                                      April 30, 2002          April 30, 2001        to April 30, 2000
                                  ---------------------   ---------------------   --------------------
   Cash Reserves Fund .........           $1,165,196              $1,085,710               $191,184
                                  (of which $500,679      (of which $241,250      (of which $38,205
                                         was waived)             was waived)            was waived)
   Liquid Assets Fund .........             $116,363                $119,500                $21,138
                                   (all of which was       (all of which was      (all of which was
                                              waived)                waived)                waived)



     Under the terms of the Cash Reserves Contract, Cash Reserves Fund pays UBS Global AM an annual fee, computed daily and paid monthly, at the rate of 0.33% of average daily net assets. Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following (or the fund's proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS Global AM; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents;
(12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to the trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings.

     Under the terms of the Liquid Assets Contract, UBS Global AM manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund pays UBS Global AM a fee, computed daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") UBS Global AM has advised the fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund.

     The Direct Expenses borne by Liquid Assets Fund include the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC;
(7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(11) expenses incurred on behalf of the fund by UBS Global AM under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or UBS Global AM; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law;
(19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.


     General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by UBS Global AM under the Advisory and Administration Contracts, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

     Under the Advisory and Administration Contracts, UBS Global AM will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contracts terminate automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the fund.

     At the Trust's board meeting on July 24, 2002, the board members considered and approved the continuance of each fund's Advisory and Administration Contracts with UBS Global AM. Prior to that meeting, the board's Audit and Contract Review Committee had met to review and discuss the investment advisory and administration services provided to each fund over the course of the year by UBS Global AM. In considering the continuance of each Advisory and Administration Contract, the Audit and Contract Review Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under each Advisory and Administration Contract, and the cost allocation methods used in calculating such expenses. The Audit and Contract Review Committee also reviewed UBS Global AM's profitability in managing each fund; the current fees paid by each fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under each Advisory and Administration Contract.

     The Audit and Contract Review Committee also evaluated the performance of each fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with its investment restrictions, tax and reporting requirements and procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics. Based on all of the above, as well as other factors and considerations, the Audit and Contract Review Committee recommended to the full board that the board approve the continuance of each Advisory and Administration Contract.

     The full board reviewed the factors considered by the Audit and Contract Review Committee and also gave substantial consideration to the fees payable under the contracts. In this regard, the board evaluated UBS Global AM's profitability with respect to each fund, including consideration of both the actual dollar amount of fees paid by each fund directly to UBS Global AM and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to each fund and the research services available to Global AM by reason of commissions from other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under each Advisory and Administration Contract were fair and reasonable, and the scope and quality of UBS Global AM's services to each fund was consistent with that fund's operational requirements and sufficient to approve the continuance of each fund's Advisory and Administration Contract between that fund and UBS Global AM.

     Principal Underwriting Arrangements. UBS Global AM acts as the principal underwriter of each fund's shares pursuant to a principal underwriting contract with the Trust ("Principal Underwritting Contract"), which requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI, UBS Global AM has entered into a Dealer Agreement with UBS PaineWebber. UBS Global AM is locatd at 51 West 52nd Street, New York, New York 10019-6114.

     Securities Lending. During the fiscal years ended April 30, 2002 and 2001, and the fiscal period from February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no fees to UBS PaineWebber or its affiliates for their services as securities lending agents because the funds did not engage in any securities lending activities.


                            PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the funds and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the funds, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions, markups or markdowns) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

     During the fiscal years ended April 30, 2002 and 2001, and the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.


     Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

     As of April 30, 2002, each fund owned securities issued by the following companies that are its regular broker-dealers:


Cash Reserves Fund


Issuer                                     Type of Security        Value
---------------------------------------   ------------------   -------------
   Salomon Smith Barney Holdings Inc.     Commercial Paper      $4,996,313


Liquid Assets Fund


Issuer                                     Type of Security        Value
---------------------------------------   ------------------   -------------
   Salomon Smith Barney Holdings Inc.     Commercial Paper      $4,999,749


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION;
                            FINANCIAL INSTITUTIONS


     Additional Purchase Information. Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A UBS PaineWebber or UBS Global AM client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by UBS PaineWebber. Eligibility of participants is within the discretion of UBS PaineWebber. In the event a client of UBS PaineWebber leaves a program, the client may not continue to hold shares of the fund. The funds may be made available to other programs in the future.


     Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund's shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

     Additional Redemption Information. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.


     Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's investment professional or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.


     Financial Institutions. The funds may authorize financial institutions or their agents to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

                              VALUATION OF SHARES


     Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is typically determined by its custodian, State Street Bank and Trust Company, twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time. Generally, the net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this

SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

     Total Return Calculations. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

              n
      P(1 + T)     = ERV
    where:       P = a hypothetical initial payment of $1,000 to purchase shares
                 T = average annual total return of shares
                 n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.


     Each fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     The following tables show performance information for each fund for the period indicated. Any returns for periods of more than one year are expressed as an average annual return.


   Cash Reserves Fund
    Year Ended April 30, 2002:
      Standardized Return ................   2.66%
    Inception (2/14/00) to April 30, 2002:
      Standardized Return ................   4.46%
   Liquid Assets Fund
    Year ended April 30, 2002:
      Standardized Return ................   2.98%
    Inception (2/14/00) to April 30, 2002:
      Standardized Return ................   4.78%


     Calculation of Yield. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                                                        365/7
             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1


     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it is not the same as yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield. The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).

     For the seven day period ended April 30, 2002, the yield and effective yield of the funds was as follows:



                                      Yield      Effective Yield
                                   ----------   ----------------
   Cash Reserves Fund ..........       1.50%           1.51%
   Liquid Assets Fund ..........       1.90%           1.91%



     Other Information. The funds' performance data quoted in Performance Advertisements represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), iMoneyNet, Inc. ("iMoneyNet"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, iMoneyNet, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotess Money Markets.

                                     TAXES

     Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                               OTHER INFORMATION


     Delaware Business Trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.


     Voting Rights. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.


     Prior Names. Prior to April 8, 2002, the Trust was known as Brinson Money Series, and the funds names were Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. Prior to May 9, 2001, the Trust was known as Mitchell Hutchins LIR Money Series and the funds names were LIR Cash Reserves Fund and LIR Liquid Assets Fund. Prior to July 28, 1999, the Trust was known as Mitchell Hutchins Institutional Series.


     Custodian and Recordkeeping Agent; Transfer and Dividend Agent. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the funds' transfer and dividend disbursing agent.

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401 serves as counsel to the funds. Dechert also has acted as counsel to UBS PaineWebber and UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Trustees.

     Auditors. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditors for the funds.


                             FINANCIAL STATEMENTS


     Each fund's Annual Report to Shareholders for its fiscal year ended April 30, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

You should rely only on the information contained or referred to in a fund's Prospectus and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The Prospectuses and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

                           ------------------------


(C) 2002 UBS Global Asset Management (US) Inc. All rights reserved.


                                                         UBS Cash Reserves Fund
                                                         UBS Liquid Assets Fund


--------------------------------------------------------------------------------
                                             Statement of Additional Information


                                                                 August 30, 2002

--------------------------------------------------------------------------------

PART C. OTHER INFORMATION

Item 23. Exhibits

(1)     (a)     Trust Instrument 1/
                                 -

        (b)     Amendment to Trust Instrument effective July 28, 1999 2/
                                                                      -

        (c)     Amendment to Trust Instrument effective May 9, 2001 3/
                                                                    -

        (d)     Certificate of Amendment effective May 16, 2001 3/
                                                                -


        (e)      Amendment to Trust Instrument effective April 8, 2002 4/
                                                                       -
(2)     (a)      By-Laws 1/
                         -

        (b)      Certificate of Amendment to By-Laws dated December 19, 2001 4/
                                                                             -

        (c)      Certificate of Amendment to By-Laws dated February 15, 2002 4/
                                                                             -

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 5/
                            -

(4)     (a)     Investment Advisory and Administration Contract for UBS Select
                Money Market Fund 2/
                                  -

        (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 6/
                                                                             -

        (c) Investment Advisory and Administration Contract for UBS Cash Reserves Fund 7/
                              -

        (d) Investment Advisory and Administration Contract for UBS Liquid Assets Fund 7/
                            -

(5)     (a)     Principal Underwriting Contract for UBS Select Money Market
                Fund 3/
                     -

        (b) Principal Underwriting Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 3/
                                                                -

        (c) Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund 7/
                            -

        (d) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS PaineWebber Inc. with respect to UBS Select Money Market Fund 3/
                     -

        (e) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Warburg LLC with respect to UBS Select Money Market Fund 3/
                -

        (f) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS PaineWebber Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund 7/
                                           -

(6)     Bonus, profit sharing or pension plans -- none

(7)     (a)     Custodian Contract with State Street Bank and Trust Company for
                UBS Cash Reserves Fund and UBS Liquid Assets Fund 7/
                                                                  -

        (b) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS Select Money Market Fund 8/
                                                                             -

        (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/
                                                           -

(8)     (a) (i) Transfer Agency Agreement for UBS Select Money Market Fund 2/
                                                                           -

           (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 6/
                                                       -

          (iii) Transfer Agency and Related Services Agreement for UBS Cash Reserves Fund 3/
                              -

           (iv) Transfer Agency and Related Services Agreement for UBS Liquid Assets Fund 3/
                            -

            (v) Amendment No. 1 to the Transfer Agency Agreement for UBS Select
                Money Market Fund 8/
                                  -

        (b) Form of Shareholder Services Plan and Agreement for UBS Select Money Market Fund 3/
                                  -

(9)     Opinion and Consent of Counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors (filed herewith)

(11)    Omitted Financial Statements -- none

(12)    Letter of Investment Intent 1/
                                    -

(13)    (a)     Plan of Distribution pursuant to Rule 12b-1 for LIR Premier
                Money Market Fund and LIR Premier Tax-Free Money Market Fund 6/
                                                                             -

        (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 6/
                                           -

(14)    Plan Pursuant to Rule 18f-3 with respect to UBS Select Money Market Fund
        3/
        -

(15)    Code of Ethics for Registrant and UBS Global Asset Management (US) Inc.
        4/
        -


------------------

1/      Incorporated by reference from Pre-Effective Amendment No. 1 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed July 29, 1998.

2/      Incorporated by reference from Post-Effective Amendment No. 3 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed September 1, 1999.

3/      Incorporated by reference from Post-Effective Amendment No. 10 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed August 29, 2001.

4/      Incorporated by reference from Post-Effective Amendment No. 11 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed April 30, 2002.

5/      Incorporated by reference from Articles IV, VI and X of Registrant's
-       Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

6/      Incorporated by reference from Post-Effective Amendment No. 7 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed April 28, 2000.

7/      Incorporated by reference from Post-Effective Amendment No. 8 to the
- registration statement of UBS Money Series, SEC File No. 33-52965, filed August 25, 2000.

8/      Incorporated by reference from Post-Effective Amendment No. 9 to the
- registration statement of UBS Money Series, SEC File No. 333-52965, filed April 12, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

          None.

Item 25. Indemnification


          Section 2 of Article IX of the Trust Instrument, as amended ("Trust Instrument"),"Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant.
Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.


          Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.


          Section 9 of each Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake or law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 10 or 11 of each Advisory and Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.


          Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Contract.

          Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contains provisions similar to Section 10 or 11 of the Advisory and Administration Contracts, with respect to UBS Global AM.


          Section 9 of each Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Advisor


          UBS Global AM, a Delaware corporation, is a registered investment advisor and is also an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27. Principal Underwriters


          (a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:


          2002 TARGET TERM TRUST INC.
          ALL AMERICAN TERM TRUST INC.
          UBS FINANCIAL SERVICES FUND INC.
          UBS INDEX TRUST
          UBS INVESTMENT TRUST
          UBS MANAGED INVESTMENTS TRUST
          UBS MASTER SERIES, INC.
          UBS SECURITIES TRUST
          UBS SERIES TRUST
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
          LIQUID INSTITUTIONAL RESERVES
          MANAGED HIGH YIELD PLUS FUND INC.
          UBS PACE SELECT ADVISORS TRUST
          STRATEGIC GLOBAL INCOME FUND, INC.
          THE UBS FUNDS
          UBS PAINEWEBBER CASHFUND, INC.
          UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
          UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES

          UBS PAINEWEBBER RMA MONEY FUND, INC.
          UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


          (b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM, are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.

-----------------------------------------------------------------------------------------------------------------------
Name and Address                    Position(s) held with Registrant  Position and Offices with Underwriter
----------------                    --------------------------------  -------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Debbie Baggett *                    Vice President                    Director and Portfolio Manager of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Thomas Disbrow*                     Vice President and Assistant      Director and a Senior Manager of the Mutual
                                    Treasurer                         Fund Finance Department of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Amy R. Doberman*                    Vice President and Secretary      Managing Director and General Counsel of UBS
                                                                      Global AM
-----------------------------------------------------------------------------------------------------------------------
Kris L. Dorr*                       Vice President                    Director and Portfolio Manager in the Short-
                                                                      Term Strategies Group of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Stephen P. Fisher*                  Vice President                    Managing Director of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Elbridge T. Gerry III *             Vice President                    Managing Director and Chief Investment Officer
                                                                      - Fixed Income of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
David M. Goldenberg*                Vice President and Assistant      Executive Director and Deputy General Counsel
                                    Secretary                         of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney*                   Vice President and Assistant      Director and a Senior Manager of the Mutual
                                    Treasurer                         Fund Finance Department of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Michael H. Markowitz**              Vice President                    Executive Director, Portfolio Manager, and Head
                                                                      of U.S. Short Duration Fixed Income of UBS
                                                                      Global AM
-----------------------------------------------------------------------------------------------------------------------
Susan P. Ryan*                      Vice President                    Executive Director and a Portfolio Manager of
                                                                      UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Robert Sabatino**                   Vice President                    Director and a Portfolio Manager of UBS Global
                                                                      AM in the Short Duration Fixed Income Group
-----------------------------------------------------------------------------------------------------------------------
Paul H. Schubert*                   Vice President and Treasurer      Executive Director and Head of the Mutual Fund
                                                                      Finance Department of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Brian M. Storms*                    President                         Chief Executive Officer, Director and President
                                                                      of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------
Keith A. Weller*                    Vice President and Assistant      Director and Senior Associate General Counsel
                                    Secretary                         of UBS Global AM
-----------------------------------------------------------------------------------------------------------------------

-----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**   This person's business address is One North Wacker Drive, Chicago, IL
     60606.

(c)  None.

Item 28. Location of Accounts and Records

          The books and other documents required by paragraphs (i) (b)(4), (c) and (d) of Rule 31a-1 and (ii) (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2
under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114 and at One North Wacker Drive, Chicago, IL 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services

          Not applicable.

Item 30. Undertakings

          Not applicable.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of August, 2002.

                                   UBS MONEY SERIES

                                   By:  /s/ David M. Goldenberg
                                        -----------------------
                                        David M. Goldenberg
                                        Vice President and Assistant Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                             Title                             Date
---------                             -----                             ----
/s/ Margo N. Alexander                Trustee                           August 28, 2002
----------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong              Trustee                           August 28, 2002
------------------------
Richard Q. Armstrong*

/s/ David J. Beaubien                 Trustee                           August 28, 2002
---------------------
David J. Beaubien*

/s/ E. Garrett Bewkes, Jr.            Trustee and Chairman of the       August 28, 2002
--------------------------            Board of Trustees
E. Garrett Bewkes, Jr.*

/s/ Richard R. Burt                   Trustee                           August 28, 2002
-------------------
Richard R. Burt*

/s/ Meyer Feldberg                    Trustee                           August 28, 2002
------------------
Meyer Feldberg*

/s/ George W. Gowen                   Trustee                           August 28, 2002
-------------------
George W. Gowen*

/s/ William W. Hewitt, Jr.            Trustee                           August 28, 2002
--------------------------
William W. Hewitt, Jr.*

/s/ Morton Janklow                    Trustee                           August 28, 2002
------------------
Morton Janklow*



/s/ Frederic V. Malek                 Trustee                           August 28, 2002
---------------------
Frederic V. Malek**

/s/ Carl W. Schafer                   Trustee                           August 28, 2002
-------------------
Carl W. Schafer*

/s/ William D. White                  Trustee                           August 28, 2002
--------------------
William D. White*

/s/ Brian M. Storms                   President                         August 28, 2002
-------------------
Brian M. Storms***

/s/ Paul H. Schubert                  Vice President and Treasurer      August 28, 2002
--------------------
Paul H. Schubert

------------

* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 25, 2001 and incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

                                UBS MONEY SERIES
                                  EXHIBIT INDEX


Exhibit
Number

(9)     Opinion and Consent of Counsel

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors